UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2004–May 31, 2005

Item 1:	Reports to Shareholders

Vanguard®California Tax-Exempt Funds
May 31, 2005

CONTENTS
1	CHAIRMAN'S LETTER
6	ADVISOR'S REPORT
9	FUND PROFILES
12	GLOSSARY OF INVESTMENT TERMS
13	PERFORMANCE SUMMARIES
15	FINANCIAL STATEMENTS
59	ABOUT YOUR FUND'S EXPENSES
61	ADVISORY AGREEMENT
62	ADVANTAGES OF VANGUARD.COM

SUMMARY
•	The Vanguard California Tax-Exempt Funds provided respectable returns in a bond market that featured unusual variations in yield at the short and long ends of the maturity spectrum.
•	The returns of all three funds exceeded the average returns of their mutual fund peers.
•	The yield of the Tax-Exempt Money Market Fund rose significantly. The yield of the Intermediate-Term Tax-Exempt Fund rose more modestly, and the Long-Term Tax-Exempt Fund's yield declined.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:
•	Put your interests first at all times.
•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
•	Communicate candidly not only about the rewards of investing but also about the risks and costs.
•	Maintain highly effective controls to safeguard your assets and protect your confidential information.
•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN'S LETTER

Dear Shareholder,

During the first six months of our 2005 fiscal year, bond yields at the short end of the maturity spectrum moved sharply higher, while yields at the longer end decreased. With this backdrop, the Vanguard California Tax-Exempt Funds produced respectable returns, with each fund outpacing the average return of its peer group, as illustrated in the table on page 2.

The table also presents the funds’ SEC yields and taxable-equivalent yields as of May 31. The taxable-equivalent yields can be helpful in comparing the funds’ yields with those of fully taxable fixed income funds.

Please see the table on page 5 for details of the funds’ starting and ending net asset values, as well as per-share distributions during the period.

IN THE TAXABLE BOND MARKET, RETURNS WERE MODEST

The Lehman Brothers Aggregate Bond Index, which reflects the performance of the taxable investment-grade bond market, gained a modest 2.9% during the six-month period. Corporate issues trailed their U.S. government and municipal counterparts.

The Federal Reserve Board continued its campaign to short-circuit any surge in inflation by raising its target for the federal funds rate four times during the period. The Fed’s last move, in early May, brought the target rate to 3.00%—a full percentage point higher than its level at the start of the six-month period. Paralleling the Fed’s actions, the yield of the 3-month U.S. Treasury bill increased, closing the period at 2.94%. A year ago, the 3-month bill yielded 1.06%. The T-bill yield serves as a good proxy for taxable money market rates.

Despite the continued rise in short-term interest rates, longer-term rates declined. The yield of the 10-year Treasury note, watched closely by many investors, finished the period at 3.98%, 37 basis points (0.37 percentage point) below its level on November 30, 2004. The yield of the 30-year Treasury bond fell 68 basis points to 4.32%.

Total Returns	Six Months Ended May 31, 2005

Vanguard California Tax-Exempt
Money Market Fund	1.0%
SEC 7-Day Annualized Yield: 2.65%
Taxable-Equivalent Yield: 4.49%*
Average California Tax-Exempt
Money Market Fund**	0.7

Vanguard California Intermediate-Term
Tax-Exempt Fund
Investor Shares	2.1%
SEC 30-Day Annualized Yield: 3.32%
Taxable-Equivalent Yield: 5.63%*
Admiral Shares	2.2
SEC 30-Day Annualized Yield: 3.40%
Taxable-Equivalent Yield: 5.77%*
Lehman 7 Year Municipal Bond Index	2.3
Average California Intermediate
Municipal Debt Fund**	1.9

Vanguard California Long-Term
Tax-Exempt Fund
Investor Shares	3.9%
SEC 30-Day Annualized Yield: 3.66%
Taxable-Equivalent Yield: 6.21%*
Admiral Shares	4.0
SEC 30-Day Annualized Yield: 3.74%
Taxable-Equivalent Yield: 6.34%*
Lehman 10 Year Municipal Bond Index	3.1
Average California Municipal Debt Fund**	3.8

Lehman Municipal Bond Index	3.5%

*This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum California income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
**Derived from data provided by Lipper Inc.

THE BUMPY RIDE FOR STOCKS CONTINUED

While U.S. stocks rallied in December, in February, and then again in May, the market was unable to sustain any strong advance. On balance, the six-month period seemed to be a case study in the impossibility of predicting the stock market’s near-term performance.

Although the U.S. economy grew during the half-year, concern about the expansion’s durability seemed to underlie the market’s fragility. Persistent worries over high oil prices and other inflationary influences continued to unnerve investors, with every piece of good news seemingly followed by a high-profile disappointment.

The broad stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned a modest 2.7% for the six months. In a reversal of recent trends, large-capitalization stocks outperformed the market’s smaller companies in the period. As has been the case for much of the past five years, value stocks outpaced growth issues. Overall, the performance of international stocks mirrored that of their U.S. counterparts.

Admiral™ Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

THE FUNDS MET THEIR OBJECTIVES IN AN UNUSUAL RATE ENVIRONMENT

As was the case for the taxable bond market, performance in the broad municipal bond market differed markedly by maturity range during the fiscal half-year. While the yields of shorter-term securities rose substantially, those of longer-term securities fell. As you would expect, this divergence was reflected in the performances of the Vanguard California Tax-Exempt Funds.

The annualized yield of the Long-Term Tax-Exempt Fund declined by a few basis points during the period, ending at 3.66% for Investor Shares and 3.74% for Admiral Shares on May 31. The 3.9% return of the Investor Shares consisted of 2.3 percentage points of income and 1.6 percentage points of price appreciation. (It’s worth noting that a bond fund’s semiannual return includes just a half-year’s worth of interest income, but reflects the full impact of any price changes resulting from interest rate trends.) In recent months, the fund’s advisor, Vanguard Fixed Income Group, has reduced the portfolio’s sensitivity to interest rate changes by lowering its average duration. This positioning was a slight drawback during the period but should offer a measure of protection against future rate increases.

Market Barometer	Total Returns Periods Ended May 31, 2005
	Six Months	One Year	Five Years*

Bonds
Lehman Aggregate Bond Index	2.9%	6.8%	7.7%
(Broad taxable market)
Lehman Municipal Bond Index	3.5	8.0	7.3
Citigroup 3-Month Treasury Bill Index	1.2	1.9	2.5

Stocks
Russell 1000 Index (Large-caps)	3.3%	9.4%	-1.5%
Russell 2000 Index (Small-caps)	-2.1	9.8	6.7
Dow Jones Wilshire 5000 Index	2.7	9.7	-0.6
(Entire market)
MSCI All Country World Index
ex USA (International)	2.7	17.4	1.2

CPI
Consumer Price Index	1.8%	2.8%	2.5%

*Annualized

The Intermediate-Term Fund’s portfolio of short-, intermediate-, and long-term securities put it in position to deliver the unusual combination of a modestly higher yield and a small capital return. During the six months, the sharp rise in the yields of the portfolio’s shorter-term securities helped boost the annualized yield of the Investor Shares by 26 basis points (0.26 percentage point), to 3.32%. (The Admiral Shares’ yield rose to 3.40%.) At the same time, the portfolio’s longer-term securities experienced the price appreciation produced by declining long-term rates. Of the Investor Shares’ 2.1% total return, 0.2 percentage point came from capital appreciation and 1.9% from income. The fund’s interest rate sensitivity rose marginally, in line with the advisor’s expectations for the intermediate segment of the municipal market.

Annualized Expense Ratios:*
Your fund compared with its peer group
California	Investor	Admiral	Peer
Tax-Exempt Fund	Shares	Shares	Group

Money Market	0.13%	—	0.58%
Intermediate-Term	0.16	0.09%	0.91
Long-Term	0.16	0.09	1.07

*Fund expense ratios reflect the six months ended May 31, 2005. Peer groups are: for the California Tax-Exempt Money Market Fund, the Average California Tax-Exempt Money Market Fund; for the California Intermediate-Term Tax-Exempt Fund, the Average California Intermediate Municipal Debt Fund; and for the California Long-Term Tax-Exempt Fund, the Average California Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

The Tax-Exempt Money Market Fund’s yield climbed steadily during the period, thanks to the Federal Reserve’s boosting of short-term interest rates. At the start of the period, the fund yielded 1.56%; by the end, its yield was 2.65%. The fund maintained a net asset value of $1 per share (as is expected, but not guaranteed) and exceeded the average return for its peer group. While adhering strictly to the fund’s high-credit-quality guidelines, the advisor decreased the average weighted maturity, allowing the fund to accelerate the replacement of maturing investments in its portfolio with higher-yielding securities as market rates rose.

That all three funds surpassed the average returns of their peers is a tribute to the talents of Vanguard Fixed Income Group. It also underscores the value of the funds’ extremely low operating expenses. These low costs are key as the advisor strives to deliver competitive returns without taking undue risks, such as holding lower-quality securities. The table above summarizes the expense ratios for the California Tax-Exempt Funds and their peers.

For more information about the environment in which the funds operated over the past six months, please see the Advisor’s Report on page 6.

IN INVESTING, KEEP YOUR FOCUS ON THE LONG RUN

Some investors expend much time and energy searching for the hottest, best-performing sectors, styles, and funds. Over the years, Vanguard has repeatedly counseled investors to tune out the markets’ “noise,” maintain focus, and stick to a diversified, long-term investment plan. A carefully crafted plan, grounded in the principles of diversification and balance, never goes out of fashion. For investors in high income tax brackets, the California Tax-Exempt Funds can serve as valuable components of a tax-conscious investment portfolio.

If you are interested in fine-tuning your investment plan, or would like to explore a vast array of educational material useful to both beginning and seasoned investors, I encourage you to visit Vanguard.com. Our website also provides many interactive tools that you might find useful.

Thank you for your continued confidence in Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JUNE 14, 2005

Your Fund's Performance at a Glance		November 30, 2004-May 31, 2005
			Distributions Per Share
California Tax-Exempt Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Money Market	$1.00	$1.00	$0.010	$0.000

Intermediate-Term
Investor Shares	$11.15	$11.17	$0.216	$0.000
Admiral Shares	11.15	11.17	0.220	0.000

Long-Term
Investor Shares	$11.74	$11.88	$0.265	$0.053
Admiral Shares	11.74	11.88	0.269	0.053

ADVISOR'S REPORT

During the first half of the 2005 fiscal year, the California Tax-Exempt Money Market Fund returned 1.0%, the California Intermediate-Term Tax-Exempt Fund returned 2.1% for Investor Shares and 2.2% for Admiral Shares, and the California Long-Term Tax-Exempt Fund returned 3.9% and 4.0% for its Investor and Admiral Shares, respectively.

THE INVESTMENT ENVIRONMENT

Over the six months ended May 31, the U.S. investment environment was characterized by brisk economic expansion, an improving labor market, and a modest acceleration in the inflation rate. The most significant influence on the fixed income market was the Federal Reserve Board’s continued hikes in interest rates. From the beginning of December to the end of May, the Fed increased its target for the federal funds rate by a full percentage point, to 3.00%.

Fed officials maintained that even after the tightening, “the stance of monetary policy remains accommodative.” So far, the Fed’s slow-but-steady increases—intended to ward off any acceleration in inflation—have been seen as a logical response to a generally favorable economic picture marked by a few patches of weakness. For example, although the inflation-adjusted gross domestic product grew at a respectable 3.8% annual rate in the first calendar quarter and job growth accelerated, the Fed voiced concern in early May about a slowdown in consumer spending, most likely a result of higher energy prices, and about signs of inflationary pressure. Nonetheless, Fed officials maintained longer-term expectations of low and stable inflation.

As the fiscal half-year ended, the Fed had not signaled any imminent change in its monetary strategy, and some analysts believed that the central bank would continue to boost short-term rates at a “measured pace” of 25-basis-point increments.

Investment Philosophy
The advisor believes that each fund, while operating within stated maturity and stringent quality targets, can achieve a relatively high level of current income that is exempt from federal and California income taxes by investing in high-quality securities issued by California state, county, and municipal governments.

THE YIELD CURVE FLATTENED

During the past six months, the yields of shorter-term municipal bonds increased, while those of longer-term securities declined (see table), a dynamic described as a flattening of the yield curve. Treasury yields followed a similar pattern, though with more modest increases in short-term bond yields and sharper declines for long-term yields. As these differences suggest, longer-term Treasury securities outperformed their municipal counterparts during the six months.

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
Maturity	Nov. 30, 2004	May 31, 2005	Change (basis points)

2 years	2.19%	2.76%	+57
5 years	2.85	3.01	+16
10 years	3.66	3.49	-17
30 years	4.76	4.26	-50

Source: The Vanguard Group

State and local treasurers have taken advantage of persistently low long-term interest rates to refinance existing debt on more favorable terms. During the first half of the funds’ fiscal year, the rate of municipal bond issuance rose by 7.6% over the same period a year earlier, with much of the volume driven by such refunding. California bucked the trend, however; over the six months, the state issued $22.6 billion in new securities, about 27% below the level a year earlier.

MANAGEMENT OF THE FUNDS

The six-month performance of the Vanguard California Tax-Exempt Funds was consistent with the returns available in each fund’s market segment. The funds’ returns exceeded their peer-group averages.

During the half-year, we slightly reduced the Long-Term Tax-Exempt Fund’s sensitivity to interest rate risk. This positioning worked against us a bit during the period, but it can be expected to provide some protection from any rebound in interest rates. For the Intermediate-Term Tax-Exempt Fund, by contrast, we increased the interest rate sensitivity slightly; this shift had little impact on performance during the half-year. We reduced the Tax-Exempt Money Market Fund’s average weighted maturity, which allows us to redeploy assets more rapidly in higher-yielding securities as interest rates rise. In all three funds, we adhered to our long-standing strategy of investing in higher-quality securities.

Historically, our ability to take a conservative approach to fund management while still delivering competitive long-term returns has been based largely on the cost advantage we have enjoyed relative to peer funds. In the current market environment, the value of low costs is starkly clear. Yields remain low, and even seemingly small differences in expense ratios can consume a large proportion of the return available to shareholders.

Kathryn T. Allen, PRINCIPAL

Reid O. Smith, PRINCIPAL

VANGUARD FIXED INCOME GROUP

JUNE 10, 2005

AS OF 5/31/2005	FUND PROFILES
These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 12.

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

Financial Attributes
Yield	2.7%
Average Weighted Maturity	23days
Average Quality*	MIG-1
Expense Ratio	0.13%**

Distribution by Credit Quality
(% of portfolio)
MIG-1/A-1+/SP-1+/F-1+	79%
P-1/A-1/SP-1/F-1	19
AAA/AA	2

Total	100%

Ratings: Moody's Investors Service, Standard &
Poor's, Fitch.

*	Moody’s Investors Service.	Visit our website at Vanguard.com
**	Annualized.	for regularly updated fund information.

FUND PROFILES (CONTINUED)

CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND
Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	524	4,150	35,347
Yield		—	—
Investor Shares	3.3%
Admiral Shares	3.4%
Yield to Maturity	3.3%†	3.4%	3.7%
Average Coupon	4.9%	5.2%	5.1%
Average Effective Maturity	6.2 years	6.3 years	6.4 years
Average Quality	AA+	AA+	AA+
Average Duration	5.2 years	5.3 years	5.2 years
Expense Ratio		—	—
Investor Shares	0.16%††
Admiral Shares	0.09%††
Short-Term Reserves	5%	—	—

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.95	1.00	0.96	1.00
Beta	0.96	1.00	0.98	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	7%
1-5 Years	32
5-10 Years	47
10-20 Years	13
20-30 Years	1

Total	100%

Distribution by Credit Quality
(% of portfolio)
AAA	79%
AA	6
A	12
BBB	3

Total	100%

Investment Focus

*	Lehman 7 Year Municipal Bond Index.
**	Lehman Municipal Bond Index.
†	Before expenses.
††	Annualized.

CALIFORNIA LONG-TERM
TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	353	6,353	35,347
Yield		—	—
Investor Shares	3.7%
Admiral Shares	3.7%
Yield to Maturity	3.6%†	3.5%	3.7%
Average Coupon	4.2%	5.1%	5.1%
Average Effective Maturity	8.0 years	7.3 years	6.4 years
Average Quality	AA+	AA+	AA+
Average Duration	6.5 years	5.9 years	5.2 years
Expense Ratio		—	—
Investor Shares	0.16%††
Admiral Shares	0.09%††
Short-Term Reserves	6%	—	—

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.96	1.00	0.97	1.00
Beta	1.02	1.00	1.20	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	8%
1-5 Years	21
5-10 Years	45
10-20 Years	23
20-30 Years	3

Total	100%

Distribution by Credit Quality
(% of portfolio)
AAA	76%
AA	5
A	15
BBB	4

Total	100%

Investment Focus

*	Lehman 10 Year Municipal Bond Index.
**	Lehman Municipal Bond Index.
†	Before expenses.	Visit our website at Vanguard.com
††	Annualized.	for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

As of 5/31/2005	PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the California Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns. For bond funds, both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
Fiscal-Year Total Returns (%) November 30, 1994-May 31, 2005
Fiscal Year	California Tax-Exempt Money Market Fund Total Return	Average Fund* Total Return	Fiscal Year	California Tax-Exempt Money Market Fund Total Return	Average Fund* Total Return

1995	3.7%	3.3%	2001	2.6%	2.2%
1996	3.3	2.9	2002	1.3	0.9
1997	3.4	3.0	2003	0.9	0.5
1998	3.1	2.8	2004	1.1	0.6
1999	2.8	2.4	2005	1.0	0.7
2000	3.4	3.1

*	Returns for the Average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.	SEC 7-Day Annualized Yield (5/31/2005): 2.65%
**	Six months ended May 31, 2005.
Note: See Financial Highlights table on page 52 for dividend information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Five	Ten Years
	Inception Date	Year	Years	Capital	Income	Total

California Tax-Exempt Money Market Fund	6/1/1987	1.33%	1.77%	0.00%	2.49%	2.49%

PERFORMANCE SUMMARIES (CONTINUED)

CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND
Fiscal-Year Total Returns (%) November 30, 1994-May 31, 2005
	California Intermediate-Term Tax-Exempt Fund Investor Shares			Lehman*		California Intermediate-Term Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	8.3%	5.6%	13.9%	15.3%	2001	2.8%	4.6%	7.4%	8.1%
1996	1.3	5.1	6.4	5.2	2002	1.5	4.4	5.9	7.0
1997	1.0	4.9	5.9	6.0	2003	1.7	4.1	5.8	7.0
1998	2.7	4.8	7.5	7.3	2004	-1.5	3.9	2.4	2.9
1999	-4.1	4.4	0.3	0.5	2005	0.2	1.9	2.1	2.3
2000	3.0	5.0	8.0	6.6

*Lehman 7 Year Municipal Bond Index. **Six months ended May 31, 2005. Note: See Financial Highlights tables on page 53 for dividend and capital gains information.

CALIFORNIA LONG-TERM TAX-EXEMPT FUND
Fiscal-Year Total Returns (%) November 30, 1994-May 31, 2005
	California Long-Term Tax-Exempt Fund Investor Shares			Lehman*		California Long-Term Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	13.6%	6.5%	20.1%	18.6%	2001	2.6%	5.1%	7.7%	8.2%
1996	1.3	5.6	6.9	5.7	2002	0.5	4.9	5.4	6.7
1997	1.1	5.4	6.5	7.1	2003	2.2	4.8	7.0	6.9
1998	3.1	5.2	8.3	8.1	2004	-1.3	4.6	3.3	4.0
1999	-7.0	4.8	-2.2	-0.4	2005	1.6	2.3	3.9	3.1
2000	5.5	5.6	11.1	7.7

*Lehman 10 Year Municipal Bond Index. **Six months ended May 31, 2005. Note: See Financial Highlights tables on page 54 for dividend and capital gains information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Five	Ten Years
Inception Date		Year	Years	Capital	Income	Total

California Intermediate-Term Tax-Exempt Fund
Investor Shares	3/4/1994	0.86%	5.45%	1.07%	4.59%	5.66%
Admiral Shares	11/12/2001	0.92	3.64*	—	—	—

California Long-Term Tax-Exempt Fund
Investor Shares	4/7/1986	2.65%	6.38%	1.18%	5.15%	6.33%
Admiral Shares	11/12/2001	2.70	4.36*	—	—	—

*Return since inception

As of 5/31/2005	FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund’s municipal bond holdings, including each security’s market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

California Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (98.7%)

ABAG Finance Auth. for Non-Profit Corp. California
(Computer History Museum) VRDO	2.940%	6/7/2005 LOC	$15,000	$15,000
ABAG Finance Auth. for Non-Profit Corp. California
(Valley Christian Schools) VRDO	2.890%	6/7/2005 LOC	10,900	10,900
ABAG Finance Auth. for Non-Profit Corp. California
(Zoological Society San Diego Zoo) VRDO	2.910%	6/7/2005 LOC	35,500	35,500
Alameda-Contra Costa CA School Financing Auth. (Capital
Improvement Financing Pooled Project) COP VRDO	3.060%	6/7/2005 LOC	3,885	3,885
Alvord CA USD TOB VRDO	2.980%	6/7/2005 (1)*	4,020	4,020
Alvord CA USD TOB VRDO	2.990%	6/7/2005 (1)*	15,625	15,625
Anaheim CA Public Finance Auth. Rev. VRDO	2.990%	6/7/2005 (1)*	5,440	5,440
Anaheim CA Public Improvement Corp. Lease COP VRDO	2.910%	6/7/2005 (2)	23,580	23,580
Berkeley CA TRAN	3.500%	11/29/2005	25,000	25,180
CA Trans. Bay Area Bridge Seismic Retrofit CP	2.700%	8/1/2005 LOC	9,400	9,400
Cabrillo CA Community College Dist. Rev. TOB VRDO	2.990%	6/7/2005 (1)*	2,675	2,675
California Dept. of Transp. Rev. Federal Highway
Grant Anticipation Bonds TOB VRDO	2.990%	6/7/2005 (3)*	5,480	5,480
California Dept. of Veteran Affairs VRDO	2.900%	6/7/2005	16,855	16,855
California Dept. of Water Resources Water System Rev.
(Central Valley) TOB VRDO	2.980%	6/7/2005 (1)*	7,475	7,475

California Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California Dept. of Water Resources Water System Rev.
(Central Valley) TOB VRDO	2.980%	6/7/2005 *	$16,435	$16,435
California Dept. of Water Resources Water System Rev.
(Central Valley) TOB VRDO	2.990%	6/7/2005 (1)*	3,400	3,400
California Dept. of Water Resources Water System Rev.
(Central Valley) TOB VRDO	2.990%	6/7/2005 (3)*	16,950	16,950
California Educ. Fac. Auth. Rev.
(California Institute of Technology) TOB VRDO	2.990%	6/7/2005 *	8,415	8,415
California Educ. Fac. Auth. Rev.
(California Institute of Technology) TOB VRDO	2.990%	6/7/2005 *	5,650	5,650
California Educ. Fac. Auth. Rev.
(California Institute of Technology) TOB VRDO	2.990%	6/7/2005 *	13,000	13,000
California Educ. Fac. Auth. Rev. (Pepperdine Univ.) VRDO	2.930%	6/7/2005	4,725	4,725
California Educ. Fac. Auth. Rev. (Pomona College) VRDO	2.960%	6/7/2005	13,040	13,040
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	2.870%	6/7/2005	4,580	4,580
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	2.870%	6/7/2005	7,565	7,565
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	2.870%	6/7/2005	9,000	9,000
California Educ. Fac. Auth. Rev.
(Univ. of San Francisco) VRDO	2.940%	6/7/2005 LOC	6,100	6,100
California GO CP	2.780%	8/23/2005	13,000	13,000
California GO RAN	3.000%	6/30/2005	90,150	90,236
California GO TOB VRDO	2.980%	6/7/2005 (2)*	5,220	5,220
California GO TOB VRDO	2.980%	6/7/2005 (2)*	3,480	3,480
California GO TOB VRDO	2.980%	6/7/2005 (1)*	5,340	5,340
California GO TOB VRDO	2.980%	6/7/2005 (1)*	5,250	5,250
California GO TOB VRDO	2.990%	6/7/2005 (2)*	3,065	3,065
California GO TOB VRDO	2.990%	6/7/2005 (1)*	18,000	18,000
California GO TOB VRDO	2.990%	6/7/2005 (4)*	24,380	24,380
California GO TOB VRDO	3.000%	6/7/2005 (10)*	23,905	23,905
California GO TOB VRDO	3.010%	6/7/2005 (10)*	4,995	4,995
California GO TOB VRDO	3.000%	6/7/2005 (2)*	19,995	19,995
California GO VRDO	2.890%	6/1/2005 LOC	34,350	34,350
California GO VRDO	2.930%	6/1/2005 LOC	56,545	56,545
California GO VRDO	2.900%	6/7/2005 LOC	20,700	20,700
California GO VRDO	3.050%	6/1/2005 LOC	1,400	1,400
California GO VRDO	2.980%	6/7/2005 (2)*	5,270	5,270
California GO VRDO	2.990%	6/7/2005 (3)*	9,900	9,900
California GO VRDO	2.990%	6/7/2005 (2)*	4,320	4,320
California GO VRDO	2.890%	6/7/2005 LOC	25,600	25,600
California GO VRDO	3.020%	6/7/2005 LOC	33,700	33,700
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health) VRDO	2.910%	6/7/2005 LOC	20,900	20,900
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health) VRDO	2.990%	6/7/2005 LOC	16,700	16,700
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	2.930%	6/7/2005 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev.
(Memorial Health Services) VRDO	2.940%	6/7/2005	59,355	59,355
California Health Fac. Finance Auth. Rev.
(Pitzer College) VRDO	2.960%	6/7/2005 LOC	8,075	8,075
California Housing Finance Agency
Home Mortgage Rev. (Multi-Family Housing III) VRDO	3.100%	6/1/2005	4,340	4,340

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.030%	6/7/2005 *	$71,620	$71,620
California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.040%	6/7/2005 *	8,080	8,080
California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.040%	6/7/2005 *	23,545	23,545
California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.040%	6/7/2005 *	19,400	19,400
California Housing Finance Agency
Home Mortgage Rev. VRDO	2.960%	6/1/2005	21,400	21,400
California Housing Finance Agency
Home Mortgage Rev. VRDO	2.960%	6/1/2005	18,000	18,000
California Housing Finance Agency
Home Mortgage Rev. VRDO	2.960%	6/1/2005 LOC	2,100	2,100
California Housing Finance Agency
Home Mortgage Rev. VRDO	2.970%	6/1/2005	57,700	57,700
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.100%	6/1/2005 (4)	9,740	9,740
California Housing Finance Agency
Home Mortgage Rev. VRDO	2.970%	6/7/2005 (4)	4,500	4,500
California Housing Finance Agency
Home Mortgage Rev. VRDO	2.970%	6/7/2005 (4)	24,400	24,400
California Housing Finance Agency
Home Mortgage Rev. VRDO	2.970%	6/7/2005 (4)	4,500	4,500
California Housing Finance Agency
Home Mortgage Rev. VRDO	2.970%	6/7/2005	18,750	18,750
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.080%	6/7/2005	65,000	65,000
California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.000%	6/7/2005 *	7,720	7,720
California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.040%	6/7/2005 *	9,995	9,995
California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.040%	6/7/2005 *	39,000	39,000
California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.040%	6/7/2005 *	61,585	61,585
California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.040%	6/7/2005 *	20,000	20,000
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	2.990%	6/7/2005	25,000	25,000
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum) VRDO	2.930%	6/1/2005 (1)	42,900	42,900
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll) TOB VRDO	2.990%	6/7/2005 (2)*	21,000	21,000
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator) VRDO	2.890%	6/7/2005 (2)	25,000	25,000
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	1.620%	10/3/2005	13,000	13,000
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	1.620%	10/3/2005	14,000	14,000
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	2.250%	2/2/2006	77,700	77,700

California Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	2.250%	2/2/2006	$52,000	$52,000
California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	2.990%	6/7/2005 *	7,455	7,455
California Infrastructure & Econ. Dev. Bank Rev. VRDO	2.930%	6/1/2005 (2)	11,350	11,350
California Public Works Board Lease Rev.
(UCLA Hosp.) TOB VRDO	2.990%	6/7/2005 (3)*	4,860	4,860
California State Dept. of Water Resources
Power Supply Rev. TOB VRDO	2.980%	6/7/2005 (2)*	27,345	27,345
California State Dept. of Water Resources
Power Supply Rev. TOB VRDO	2.990%	6/7/2005 (10)*	26,155	26,155
California State Dept. of Water Resources
Power Supply Rev. TOB VRDO	2.990%	6/7/2005 (10)*	5,750	5,750
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.890%	6/1/2005 LOC	21,400	21,400
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.930%	6/1/2005 LOC	3,352	3,352
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.930%	6/1/2005 LOC	7,000	7,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.930%	6/1/2005 LOC	47,500	47,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.050%	6/1/2005 LOC	35,450	35,450
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.830%	6/7/2005 LOC	4,150	4,150
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.860%	6/7/2005 LOC	33,300	33,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.900%	6/7/2005 LOC	40,700	40,700
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.910%	6/7/2005 (4)	28,300	28,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.910%	6/7/2005 LOC	5,500	5,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.030%	6/7/2005 LOC	74,900	74,900
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.030%	6/7/2005 (2)	9,400	9,400
California State Econ. Recovery Bonds TOB VRDO	2.990%	6/7/2005 (1)*	4,595	4,595
California State Econ. Recovery Bonds VRDO	2.890%	6/1/2005	21,850	21,850
California State Econ. Recovery Bonds VRDO	2.930%	6/1/2005 LOC	45,050	45,050
California State Econ. Recovery Bonds VRDO	2.930%	6/1/2005	38,525	38,525
California State Econ. Recovery Bonds VRDO	2.930%	6/1/2005 LOC	33,300	33,300
California State Econ. Recovery Bonds VRDO	2.930%	6/1/2005 LOC	2,005	2,005
California State Econ. Recovery Bonds VRDO	2.990%	6/7/2005 (3)*	6,735	6,735
California State Econ. Recovery Bonds VRDO	2.990%	6/7/2005 *	5,080	5,080
California State Econ. Recovery Bonds VRDO	2.860%	6/7/2005 LOC	21,200	21,200
California State Econ. Recovery Bonds VRDO	2.890%	6/7/2005 (10)	57,000	57,000
California State Econ. Recovery Bonds VRDO	2.890%	6/7/2005 (10)	14,500	14,500
California State Econ. Recovery Bonds VRDO	2.910%	6/7/2005 (4)	10,580	10,580
California State Econ. Recovery Bonds VRDO	2.930%	6/7/2005 (10)	30,000	30,000
California State Econ. Recovery Bonds VRDO	3.010%	6/7/2005 LOC	38,700	38,700
California State Univ. Rev. Systemwide TOB VRDO	2.980%	6/7/2005 (4)*	3,300	3,300
California State Univ. VRDO	2.990%	6/7/2005 (2)*	5,315	5,315

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California State Univ. TOB VRDO	2.990%	6/7/2005 (2)*	$38,460	$38,460
California Statewide Community Dev. Auth.
Multifamily Rev. (Knoll Apartments) VRDO	2.980%	6/7/2005 LOC	12,715	12,715
California Statewide Community Dev. Auth.
Multifamily Rev. (Valley Palms Apartments) VRDO	2.980%	6/7/2005 LOC	13,500	13,500
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) VRDO	2.910%	6/7/2005 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) VRDO	2.910%	6/7/2005 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	2.900%	6/7/2005	20,000	20,000
California Statewide Community Dev. Auth. Rev.
(Museum of Art) VRDO	2.910%	6/7/2005 (3)	26,125	26,125
California Statewide Community Dev. Auth. Rev.
(San Bernardino) TRAN	3.000%	6/30/2005	15,000	15,014
Contra Costa CA Housing Finance Agency
Home Mortgage Rev. (Park Regency) VRDO	2.930%	6/7/2005 LOC	32,500	32,500
Contra Costa CA Water Dist. Rev. TOB VRDO	2.980%	6/7/2005 (4)*	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay Muni.
Util. Dist. Recycled Water Auth. CP	2.340%	6/1/2005 LOC	36,550	36,550
Dublin San Ramon CA Services Dist. East Bay Muni.
Util. Dist. Recycled Water Auth. CP	2.840%	8/11/2005 LOC	5,000	5,000
Dublin San Ramon CA Services Dist. Sewer
COP VRDO	2.910%	6/7/2005 (1)	22,835	22,835
East Bay CA Muni. Util. Dist.
WasteWater System Rev. VRDO	2.870%	6/7/2005 (10)	15,000	15,000
East Bay CA Muni. Util. Dist. Water System Rev. CP	2.350%	6/9/2005	35,000	35,000
East Bay CA Muni. Util. Dist. Water System Rev. CP	2.360%	6/10/2005	30,700	30,700
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	2.870%	6/7/2005 (4)	46,160	46,160
Fontana CA Public Finance Auth. Tax Allocation Rev.
TOB VRDO	2.990%	6/7/2005 (2)*	2,000	2,000
Fontana CA Public Finance Auth. Tax Allocation Rev.
TOB VRDO	2.990%	6/7/2005 (2)*	5,330	5,330
Fresno CA Sewer Rev. VRDO	2.900%	6/7/2005 (3)	25,000	25,000
Grant CA Joint Union High School Dist VRDO	2.900%	6/7/2005 (4)	15,000	15,000
Irvine CA Assessment Dist. Improvement Bonds VRDO	2.890%	6/1/2005 LOC	25,288	25,288
Irvine CA Ranch Water Dist. Rev. VRDO	2.890%	6/1/2005 LOC	6,650	6,650
Irvine CA Ranch Water Dist. Rev. VRDO	2.930%	6/1/2005 LOC	3,000	3,000
Irvine CA Ranch Water Dist. Rev. VRDO	3.050%	6/1/2005 LOC	17,850	17,850
Irvine CA USD VRDO	2.930%	6/1/2005 LOC	21,025	21,025
Kern County CA (Public Fac.) VRDO	2.900%	6/7/2005 LOC	900	900
Kern County CA (Public Fac.) VRDO	2.900%	6/7/2005 LOC	2,500	2,500
Kern County CA (Public Fac.) VRDO	2.900%	6/7/2005 LOC	1,100	1,100
Kern County CA (Public Fac.) VRDO	2.900%	6/7/2005 LOC	1,200	1,200
Koch Industries California TOB VRDO	3.010%	6/7/2005 (2)*	13,661	13,661
Long Beach CA Harbor Rev. TOB VRDO	3.010%	6/7/2005 (3)*	6,710	6,710
Long Beach CA Harbor Rev. TOB VRDO	3.010%	6/7/2005 (1)*	2,565	2,565
Long Beach CA Harbor Rev. TOB VRDO	3.010%	6/7/2005 (1)*	5,480	5,480
Long Beach CA Harbor Rev. TOB VRDO	3.040%	6/7/2005 (1)*	16,445	16,445
Long Beach CA Harbor Rev. VRDO	3.010%	6/7/2005 (1)*	8,220	8,220
Long Beach CA Harbor Rev. VRDO	3.010%	6/7/2005 (1)*	1,820	1,820
Long Beach CA Harbor Rev. VRDO	2.960%	6/7/2005 (1)	24,430	24,430

California Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Long Beach CA Water Rev. CP	3.000%	6/8/2005	$6,000	$6,000
Los Angeles CA Community College Dist. GO VRDO	2.990%	6/7/2005 (4)*	5,400	5,400
Los Angeles CA Community College Dist. GO VRDO	2.990%	6/7/2005 (4)*	5,000	5,000
Los Angeles CA Community College Dist. GO VRDO	2.990%	6/7/2005 (4)*	5,310	5,310
Los Angeles CA Community Redev. Agency Multifamily
Housing Rev. (Metropolitan Lofts Apartments) VRDO	3.010%	6/7/2005 LOC	17,750	17,750
Los Angeles CA Convention & Exhibit Center Auth.
Lease Rev. VRDO	2.850%	6/7/2005 (2)	16,500	16,500
Los Angeles CA Convention & Exhibit Center Auth.
Lease Rev. VRDO	2.900%	6/7/2005 (2)	15,775	15,775
Los Angeles CA Dept. of Airports
International Airport Rev. VRDO	3.100%	6/1/2005 LOC	14,000	14,000
Los Angeles CA Dept. of Airports
International Airport Rev. VRDO	2.910%	6/7/2005 LOC	20,000	20,000
Los Angeles CA Dept. of Water & Power Rev. CP	2.370%	6/15/2005	25,000	25,000
Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	2.990%	6/7/2005 (1)*	8,350	8,350
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.920%	6/1/2005	12,900	12,900
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.890%	6/7/2005	13,100	13,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.900%	6/7/2005	22,530	22,530
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.900%	6/7/2005	67,700	67,700
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.920%	6/7/2005	30,100	30,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.920%	6/7/2005	37,100	37,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.930%	6/7/2005	22,000	22,000
Los Angeles CA Harbor Dept. CP	2.850%	6/13/2005	10,606	10,606
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	2.980%	6/7/2005 LOC	23,600	23,600
Los Angeles CA TOB VRDO	2.980%	6/7/2005 (1)*	5,285	5,285
Los Angeles CA TRAN TOB VRDO	3.070%	6/7/2005 *	15,000	15,000
Los Angeles CA TRAN TOB VRDO	3.070%	6/7/2005 *	18,225	18,225
Los Angeles CA USD COP VRDO	2.950%	6/7/2005 (2)	10,000	10,000
Los Angeles CA USD GO TOB VRDO	2.980%	6/7/2005 (3)*	8,445	8,445
Los Angeles CA USD GO TOB VRDO	2.980%	6/7/2005 (1)(3)*	10,710	10,710
Los Angeles CA USD GO TOB VRDO	2.980%	6/7/2005 (3)*	11,120	11,120
Los Angeles CA USD GO TOB VRDO	2.980%	6/7/2005 (4)*	6,480	6,480
Los Angeles CA USD GO TOB VRDO	2.980%	6/7/2005 (1)*	5,395	5,395
Los Angeles CA USD GO TOB VRDO	2.990%	6/7/2005 (4)*	6,455	6,455
Los Angeles CA USD GO TOB VRDO	2.990%	6/7/2005 (1)*	4,900	4,900
Los Angeles CA USD GO TOB VRDO	2.990%	6/7/2005 (3)*	8,170	8,170
Los Angeles CA USD GO TOB VRDO	2.990%	6/7/2005 (1)*	46,100	46,100
Los Angeles CA USD TOB VRDO	2.990%	6/7/2005 (4)*	12,900	12,900
Los Angeles CA USD TOB VRDO	3.070%	6/7/2005 *	21,975	21,975
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/2005 (3)	11,500	11,500
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/2005 (3)	14,900	14,900
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/2005 (3)	10,000	10,000
Los Angeles CA Wastewater System Rev. TOB VRDO	2.990%	6/7/2005 (4)*	8,685	8,685
Los Angeles CA Wastewater System Rev. TOB VRDO	2.990%	6/7/2005 (4)*	11,880	11,880
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev. CP	2.380%	6/9/2005 LOC	7,000	7,000
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. TOB VRDO	2.990%	6/7/2005 (1)*	10,000	10,000
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. TOB VRDO	2.990%	6/7/2005 (1)*	9,565	9,565

California Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. VRDO	2.900%	6/7/2005 (1)	$69,630	$69,630
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. VRDO	2.910%	6/7/2005 (3)	43,100	43,100
Los Angeles County CA Pension Obligations VRDO	2.910%	6/7/2005 (2)	28,480	28,480
Los Angeles County CA Pension Obligations VRDO	2.910%	6/7/2005 (2)	12,900	12,900
Los Angeles County CA Public Works Financing Auth. Rev.	3.250%	12/1/2005 (1)	28,015	28,158
Los Angeles County CA TRAN	3.000%	6/30/2005	43,950	43,993
MSR California Public Power Agency Rev.
(San Juan Project) VRDO	2.930%	6/1/2005 (1)	8,150	8,150
Metro. Water Dist. of Southern California Rev. VRDO	2.890%	6/1/2005	8,400	8,400
Metro. Water Dist. of Southern California Rev. VRDO	2.930%	6/1/2005	7,800	7,800
Metro. Water Dist. of Southern California Rev. VRDO	2.850%	6/7/2005	35,000	35,000
Metro. Water Dist. of Southern California Rev. VRDO	2.880%	6/7/2005	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	2.900%	6/7/2005	18,300	18,299
Metro. Water Dist. of Southern California Rev. VRDO	2.900%	6/7/2005	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	2.900%	6/7/2005	3,600	3,600
Metro. Water Dist. of Southern California Rev. VRDO	2.910%	6/7/2005	20,000	20,000
Metro. Water Dist. of Southern California Rev. VRDO	2.910%	6/7/2005	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	2.920%	6/7/2005	26,400	26,400
Metro. Water Dist. of Southern California Rev. VRDO	2.920%	6/7/2005	7,900	7,900
Mission Viejo CA Community Dev. Financing Auth.
(Mission Viejo Mall Improvement) VRDO	2.890%	6/7/2005 LOC	29,600	29,600
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.860%	6/1/2005	3,300	3,300
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.940%	6/1/2005	4,000	4,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.940%	6/1/2005	11,400	11,400
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.940%	6/7/2005	25,000	25,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.940%	6/7/2005	10,200	10,200
Northern California Power Agency
(Hydroelectric Project) VRDO	2.890%	6/7/2005 (1)	34,250	34,250
Oakland CA Sewer Rev. TOB VRDO	2.980%	6/7/2005 (4)*	6,195	6,195
Oakland CA Sewer Rev. TOB VRDO	2.990%	6/7/2005 (4)*	2,450	2,450
Oakland CA TRAN	3.000%	7/27/2005	20,000	20,036
Oceanside CA Multifamily Housing Rev.
(Lakeridge Apartments) VRDO	2.950%	6/7/2005 LOC	36,940	36,940
Orange County CA Apartment Dev. Rev. VRDO	2.920%	6/7/2005	58,200	58,200
Orange County CA Sanitation Dist. COP VRDO	2.930%	6/1/2005	13,940	13,940
Orange County CA Sanitation Dist. COP VRDO	2.900%	6/7/2005 (2)	39,720	39,720
Orange County CA Water Dist. COP VRDO	2.910%	6/7/2005	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	2.890%	6/7/2005 LOC	10,100	10,100
Pasadena CA COP
(City Hall & Park Improvement Project) VRDO	2.910%	6/7/2005 (2)	34,000	34,000
Port of Oakland CA CP	2.880%	8/8/2005 LOC	19,000	19,000
Port of Oakland CA CP	2.780%	8/9/2005 LOC	10,000	10,000
Port of Oakland CA Rev. TOB VRDO	2.990%	6/7/2005 (3)*	5,815	5,815
Port of Oakland CA Rev. TOB VRDO	3.010%	6/7/2005 (3)*	4,730	4,730
Port of Oakland CA Rev. TOB VRDO	3.010%	6/7/2005 (3)*	5,490	5,490
Port of Oakland CA Rev. TOB VRDO	3.010%	6/7/2005 (3)*	5,305	5,305
Port of Oakland CA Rev. TOB VRDO	3.010%	6/7/2005 (3)*	2,800	2,800
Port of Oakland CA Rev. TOB VRDO	3.010%	6/7/2005 (3)*	2,670	2,670
Port of Oakland CA Rev. TOB VRDO	3.010%	6/7/2005 (3)*	4,700	4,700

California Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Port of Oakland CA Rev. TOB VRDO	3.010%	6/7/2005 (3)*	$2,650	$2,650
Port of Oakland CA Rev. TOB VRDO	3.020%	6/7/2005 (3)*	3,803	3,803
Riverside County CA (Election 2003) TOB VRDO	2.980%	6/7/2005 (10)*	5,240	5,240
Sacramento CA County Sanitation Dist.
Financing Auth. TOB VRDO	2.990%	6/7/2005 (2)*	7,530	7,530
Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	2.990%	6/7/2005 (1)*	2,495	2,495
Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	2.990%	6/7/2005 (1)*	2,100	2,100
Sacramento CA USD TRAN	3.500%	11/30/2005	10,000	10,071
Sacramento County CA
(Administration Center & Courthouse) VRDO	3.030%	6/7/2005 LOC	29,740	29,740
San Bernardino County CA Medical Center COP VRDO	2.820%	6/7/2005 (1)	36,365	36,365
San Diego CA Community College Dist. GO TOB VRDO	2.980%	6/7/2005 (4)*	10,350	10,350
San Diego CA County & School Dist. TRAN	3.250%	7/25/2005	102,600	102,836
San Diego CA Housing Auth. Multifamily Housing Rev.
(Canyon Rim Apartments) VRDO	2.980%	6/7/2005 LOC	32,440	32,440
San Diego CA USD TOB VRDO	2.980%	6/7/2005 (3)*	5,635	5,635
San Diego CA USD TOB VRDO	2.980%	6/7/2005 (3)*	3,135	3,135
San Diego CA USD TOB VRDO	2.990%	6/7/2005 (4)*	6,960	6,960
San Diego CA USD TOB VRDO	2.990%	6/7/2005 (3)*	2,480	2,480
San Diego CA USD TOB VRDO	2.990%	6/7/2005 (4)*	8,620	8,620
San Diego CA USD TRAN	3.000%	7/25/2005	5,000	5,007
San Diego CA Water Auth. Rev. COP VRDO	2.980%	6/7/2005 (3)*	5,065	5,065
San Diego County CA COP TOB VRDO	2.990%	6/7/2005 (2)*	6,300	6,300
San Diego County CA Teeter Obligation CP	2.850%	6/14/2005 LOC	12,900	12,900
San Diego County CA Water Auth. CP	2.380%	6/10/2005	31,100	31,100
San Diego County CA Water Auth. CP	2.850%	7/15/2005	11,500	11,500
San Francisco CA Bay Area Rapid Transit Dist.
Sales Tax Rev. TOB VRDO	2.980%	6/7/2005 (3)*	2,745	2,745
San Francisco CA City & County
(Laguna Honda Hospital) VRDO	2.900%	6/7/2005 (1)	6,000	6,000
San Francisco CA City & County Finance Corp. Lease Rev.
(Moscone Center Expansion) VRDO	2.850%	6/7/2005 (2)	32,100	32,100
San Francisco CA City & County Finance Corp. Lease Rev.
(Moscone Center Expansion) VRDO	2.900%	6/7/2005 (2)	45,800	45,800
San Francisco CA City & County International
Airport Rev. TOB VRDO	2.990%	6/7/2005 (3)*	10,150	10,150
San Francisco CA City & County Public Util. TOB VRDO	2.990%	6/7/2005 (1)*	8,590	8,590
San Francisco CA City & County TOB VRDO	2.990%	6/7/2005 (1)*	4,340	4,340
San Francisco CA City & County USD TOB VRDO	2.990%	6/7/2005 (4)*	2,775	2,775
San Francisco County CA Transp. Auth. CP	2.350%	6/10/2005	10,250	10,250
San Francisco County CA Transp. Auth. CP	2.430%	7/7/2005	27,300	27,300
San Francisco Public Utility CP	2.680%	8/9/2005 LOC	16,000	16,000
San Jose CA Financing Auth. CP	1.850%	7/1/2005 LOC	13,579	13,579
San Jose CA Financing Auth. Lease Rev. VRDO	2.940%	6/7/2005 (10)	12,700	12,700
San Jose CA USD GO TRAN	3.000%	11/17/2005	23,000	23,108
San Jose CA USD GO VRDO	2.990%	6/7/2005 (3)*	5,465	5,465
San Jose/Santa Clara CA Clean
Water & Sewer Finance Auth. VRDO	2.910%	6/7/2005 (3)	3,700	3,700
San Ramon Valley CA USD GO TOB VRDO	2.980%	6/7/2005 (4)*	5,195	5,195
Santa Rosa CA Waste Water Rev. VRDO	2.950%	6/7/2005 LOC	14,000	14,000
Sonoma County CA TRAN	3.000%	10/13/2005	75,000	75,256

California Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Southern California Home Financing Auth.
Single Family Mortgage Rev. TOB VRDO	3.040%	6/7/2005 *	$72,500	$72,500
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	2.990%	6/7/2005	15,000	15,000
Southern California Public Power Auth. Rev.
(Palo Verde Project) VRDO	2.910%	6/7/2005 (2)	18,870	18,870
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	2.900%	6/7/2005 (4)	6,595	6,595
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	2.900%	6/7/2005 (4)	54,465	54,465
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	2.900%	6/7/2005 (4)	55,150	55,150
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	2.910%	6/7/2005 (2)LOC	10,900	10,900
Univ. of California Regents CP	2.350%	6/9/2005	20,000	20,000
Univ. of California Regents CP	2.840%	8/8/2005	20,000	20,000
Univ. of California Regents CP	2.830%	8/9/2005	37,100	37,100
Univ. of California Rev. TOB VRDO	2.980%	6/7/2005 (2)*	11,450	11,450
Univ. of California Rev. TOB VRDO	2.990%	6/7/2005 (2)*	10,025	10,025
Univ. of California Rev. TOB VRDO	2.990%	6/7/2005 (2)*	2,450	2,450
Univ. of California Rev. TOB VRDO	2.990%	6/7/2005 (4)*	2,635	2,635
Val Verde CA USD COP VRDO	2.910%	6/7/2005 LOC	3,100	3,100
Ventura County CA TRAN	3.000%	7/1/2005	74,950	75,030
Wateruse Financial Auth. of California VRDO	3.030%	6/7/2005 (4)	48,335	48,335
Yosemite CA Community College Dist. TOB VRDO	2.990%	6/7/2005 (3)*	5,840	5,840
Outside California:
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.990%	6/7/2005 (3)(4)*	8,000	8,000
Puerto Rico GO TOB VRDO	2.940%	6/7/2005 (4)*	16,680	16,680
Puerto Rico GO TOB VRDO	2.940%	6/7/2005 (1)*	24,995	24,995
Puerto Rico GO TOB VRDO	2.980%	6/7/2005 (3)*	14,655	14,655
Puerto Rico Govt. Dev. Bank VRDO	2.850%	6/7/2005 (1)	3,200	3,200
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.900%	6/7/2005 (2)	10,100	10,100
Puerto Rico Infrastructure Financing Auth.
Special Obligation Bonds TOB VRDO	2.960%	6/7/2005 (ETM)*	20,700	20,700
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.
TOB VRDO	2.980%	6/7/2005 (10)*	11,365	11,365

TOTAL MUNICIPAL BONDS
(Cost $5,649,983)	5,649,983

OTHER ASSETS AND LIABILITIES (1.3%)

Other Assets—Note B	121,420
Liabilities	(45,405)

	76,015

NET ASSETS (100%)

Applicable to 5,726,015,330 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$5,725,998

NET ASSET VALUE PER SHARE	$1.00

^	See Note A in Notes to Financial Statements.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of these securities was $1,320,974,000, representing 23.1% of net assets.
For key to abbreviations and other references, see page 48.

California Tax-Exempt Money Market Fund	Amount (000)	Per Share

AT MAY 31, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$5,726,142	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(144)	—
Unrealized Appreciation	—	—

NET ASSETS	$5,725,998	$1.00

California Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (99.4%)

ABAG Finance Auth. for Non-Profit Corp. California
(Children's Hosp. Medical Center) COP	6.000%	12/1/2015 (2)	$9,180	$10,308
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/2014 (1)	10,150	11,053
Alameda County CA (Medical Center) COP	5.250%	6/1/2008 (1)(ETM)	1,965	2,102
Alameda County CA (Medical Center) COP	5.250%	6/1/2009 (1)(ETM)	2,910	3,128
Alameda County CA (Medical Center) COP	5.250%	6/1/2012 (1)(ETM)	1,595	1,738
Alameda County CA (Medical Center) COP	5.250%	6/1/2013 (1)(ETM)	1,785	1,945
Alameda County CA (Medical Center) COP	5.375%	6/1/2014 (1)(ETM)	1,880	2,054
Alameda County CA (Medical Center) COP	5.375%	6/1/2015 (1)(ETM)	3,960	4,320
Alameda County CA COP	5.375%	12/1/2010 (1)	2,000	2,222
Alameda County CA COP	5.375%	12/1/2012 (1)	11,000	12,393
Alameda County CA COP	5.375%	12/1/2013 (1)	13,930	15,771
Alameda County CA COP	5.375%	12/1/2014 (1)	4,790	5,423
Alameda County CA COP	5.375%	12/1/2015 (1)	1,500	1,674
Anaheim CA Public Finance Auth. Electric System Rev.	5.250%	10/1/2014 (4)	2,330	2,615
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2015 (4)	4,010	4,354
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2016 (4)	5,000	5,404
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/2016 (1)	1,915	2,088
Anaheim CA Public Finance Auth. Electric System Rev.	5.250%	10/1/2017 (4)	2,750	3,053
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	1,000	1,137
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	1,250	1,422
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	2,235	2,542
Antioch CA Public Finance Auth. Reassessment Rev.	5.000%	9/2/2013 (2)	11,705	12,233
Burbank CA Public Finance Auth.	5.250%	12/1/2012 (2)	3,540	3,974
Burbank CA Public Finance Auth.	5.250%	12/1/2013 (2)	4,615	5,205
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2011 (3)	2,465	1,999
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2012 (3)	2,525	1,952
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2013 (3)	2,590	1,916
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2014 (3)	2,655	1,863
California Dept. of Transp. Rev. Federal Highway
Grant Anticipation Bonds	5.000%	2/1/2008 (2)	13,500	14,251
California Dept. of Veteran Affairs Rev.	4.950%	12/1/2012	2,375	2,514
California Dept. of Veteran Affairs Rev.	5.050%	12/1/2013	4,030	4,267
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/2012 (3)	3,640	4,032
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2014	360	430
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2015	380	461
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2016	400	488
California Educ. Fac. Auth. Rev.
(Univ. of Southern California)	5.600%	10/1/2009	2,680	2,889
California GO	5.500%	6/1/2006	3,260	3,343
California GO	6.500%	2/1/2008	1,120	1,219
California GO	5.750%	12/1/2009 (3)	11,765	13,084
California GO	5.750%	2/1/2011 (3)	6,500	7,344
California GO	5.000%	6/1/2012	16,280	17,825
California GO	5.400%	12/1/2014 (1)	2,780	2,922
California GO	5.375%	4/1/2015	7,095	7,793
California GO	5.250%	2/1/2018 (1)	5,000	5,723
California GO	5.000%	3/1/2020	55,385	59,678
California GO VRDO	3.020%	6/7/2005 LOC	3,900	3,900

California Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/2016	$2,170	$2,285
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/2019	1,025	1,070
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	7.000%	7/1/2005 (2)	3,410	3,422
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	7.000%	7/1/2006 (2)	3,395	3,545
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	975	1,047
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	905	972
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	1,170	1,257
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	1,075	1,154
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	1,060	1,138
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2008 (1)	2,315	2,476
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2009 (1)	2,520	2,690
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.875%	7/1/2009 (2)	5,000	5,112
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2010 (1)	2,155	2,300
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.750%	7/1/2010 (1)	7,000	7,343
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2011 (1)	2,780	2,967
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/2012 (1)	2,560	2,732
California Health Fac. Finance Auth. Rev.
(Children's Hosp.)	6.000%	7/1/2006 (1)	1,000	1,034
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/2009 (4)(ETM)	6,290	6,810
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	0.000%	10/1/2009 (1)	7,140	6,260
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/2009 (2)(ETM)	10,525	11,359
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/2010 (4)(ETM)	5,310	5,738
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/2011 (4)(ETM)	7,250	7,834
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/2016 (ETM)	5,000	5,403
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/2014 (2)	2,280	2,498
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/2015 (2)	2,245	2,444
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/2016 (2)	2,515	2,724

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/2017 (2)	$2,630	$2,835
California Health Fac. Finance Auth. Rev.
(Memorial Health Services) VRDO	2.940%	6/7/2005	2,800	2,800
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.750%	7/1/2005 (1)	3,335	3,343
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.750%	7/1/2006 (1)	2,415	2,491
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.500%	7/1/2010 (1)	3,570	3,810
California Health Fac. Finance Auth. Rev.
(Sisters of Providence)	6.000%	10/1/2009 (2)	4,490	5,012
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2014	2,715	2,931
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2015	3,000	3,221
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2016	6,275	6,703
California Health Fac. Finance Auth. Rev.
(Summit Medical Center)	5.250%	5/1/2009 (4)	3,500	3,641
California Health Fac. Finance Auth. Rev.
(Summit Medical Center)	5.250%	5/1/2011 (4)	1,700	1,768
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012 (4)	5,410	5,787
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012 (4)	3,000	3,209
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	2,935	3,302
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	2,245	2,526
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	1,300	1,463
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum) VRDO	2.930%	6/1/2005 (1)	2,200	2,200
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/2014	2,500	2,765
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/2015	3,500	3,839
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/2016	4,500	4,900
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2010	1,325	1,415
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2011	1,275	1,369
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2012	2,950	3,191
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/2013	2,350	2,527
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2014	2,250	2,455
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2015	2,430	2,640
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2016	3,620	3,917
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2017	3,820	4,123

California Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/2013 (2)	$18,000	$20,301
California Infrastructure & Econ. Dev. Bank Rev. VRDO	2.930%	6/1/2005 (2)	3,300	3,300
California PCR Financing Auth. Rev.
(San Diego Gas & Electric)	5.900%	6/1/2014 (1)	17,135	20,116
California PCR Financing Auth. Solid Waste Disposal Rev.
(Republic Services) PUT	5.250%	12/1/2017	5,000	5,263
California PCR Financing Auth. Solid Waste Disposal Rev.
(Republic Services) PUT	5.250%	12/1/2017	5,000	5,263
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/2015 (2)	6,655	7,123
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2007	3,600	3,739
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2008	7,085	7,477
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2009	9,000	9,611
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	1/1/2010 (2)	10,000	10,353
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2010	4,000	4,310
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2011	3,500	3,801
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2012	5,000	5,455
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/2012 (1)	10,625	11,738
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	1/1/2014 (2)	5,975	6,187
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.375%	11/1/2014 (1)	4,400	4,637
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/2021	10,000	11,080
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/2022	10,000	11,057
California Public Works Board Lease Rev.
(Secretary of State)	6.500%	12/1/2008 (2)	5,000	5,572
California Public Works Board Lease Rev.
(Univ. of California)	5.500%	9/1/2009 (2)	4,015	4,305
California Public Works Board Lease Rev.
(Univ. of California)	5.375%	10/1/2016 (1)	4,750	5,078
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2009	10,000	10,863
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2010	3,500	3,852
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2011	7,000	7,796
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/2012 (1)	10,000	11,142
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2013 (2)	16,985	19,278

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/2017 (10)	$9,000	$10,046
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.050%	6/1/2005 LOC	4,685	4,685
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.900%	6/7/2005 LOC	6,945	6,945
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.030%	6/7/2005 LOC	2,500	2,500
California State Econ. Recovery Bonds	5.000%	7/1/2009	22,000	23,661
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	28,000	30,235
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	10,000	10,399
California State Econ. Recovery Bonds VRDO	2.930%	6/1/2005	19,650	19,650
California State Econ. Recovery Bonds VRDO	2.890%	6/7/2005 (10)	1,500	1,500
California State Univ. Rev. Systemwide	5.375%	11/1/2014 (3)	5,390	6,065
California State Univ. Rev. Systemwide	5.000%	11/1/2022 (2)	21,090	22,820
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Seascape) PUT	5.250%	6/1/2008	2,000	2,091
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/2009	2,310	2,415
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) COP	6.000%	6/1/2008 (1)	1,000	1,086
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) COP	6.000%	6/1/2011 (1)	2,365	2,713
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2011	2,400	2,604
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2012	1,500	1,634
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2013	1,250	1,361
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/2022	5,155	5,358
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2024	5,000	5,284
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2025	2,500	2,638
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/2008	1,440	1,493
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.050%	5/15/2008	2,500	2,583
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/2013	5,545	5,754
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/2011	8,750	8,666
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/2013 (2)	1,530	1,605
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/2014 (2)	1,610	1,692
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2013	6,920	7,920
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2014	5,335	6,073

California Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2015	$7,780	$8,870
California Statewide Community Dev. Auth. Rev.
(Republic Services Inc.)	4.950%	12/1/2012	11,500	11,975
California Statewide Community Dev. Auth. Rev.
(Sherman Oaks Foundation)	5.500%	8/1/2015 (2)	4,685	4,993
California Veterans GO	4.850%	12/1/2011	1,750	1,853
California Veterans GO	5.400%	12/1/2014	4,445	4,557
Capistrano CA Unified Public Schools Rev.	6.000%	9/1/2005 (2)	2,395	2,414
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/2010 (2)	3,095	3,581
Clovis CA USD GO	0.000%	8/1/2005 (3)(ETM)	5,000	4,978
Clovis CA USD GO	0.000%	8/1/2007 (3)(ETM)	15,000	14,092
Clovis CA USD GO	0.000%	8/1/2008 (3)(ETM)	14,265	12,985
Clovis CA USD GO	0.000%	8/1/2012 (3)	4,715	3,642
Compton CA USD GO	5.250%	9/1/2015 (1)	1,295	1,447
Compton CA USD GO	5.250%	9/1/2016 (1)	1,460	1,626
Compton CA USD GO	5.250%	9/1/2017 (1)	1,645	1,831
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/2007 (1)	2,000	2,144
Culver City CA Redev. Financing Auth.	5.375%	11/1/2016 (4)	3,260	3,604
El Dorado County CA Public Agency Finance Auth. Rev	5.600%	2/15/2012 (3)	3,900	4,053
El Dorado County CA Public Agency Finance Auth. Rev.	5.500%	2/15/2021 (3)	2,420	2,513
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2021 (2)	2,145	2,323
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2023 (2)	2,875	3,096
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2024 (2)	3,475	3,730
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2026 (2)	4,480	4,785
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010 (Prere.)	1,235	1,422
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010 (Prere.)	1,150	1,324
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2011	1,330	1,523
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.250%	1/15/2013 (1)*	5,000	5,486
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.375%	1/15/2015 (1)*	5,000	5,473
Fremont CA Union High School Dist. GO	5.000%	9/1/2019 (3)	6,000	6,569
Fremont CA Union High School Dist. GO	5.000%	9/1/2020 (3)	2,500	2,730
Fremont CA Union High School Dist. GO	5.000%	9/1/2021 (3)	5,000	5,439
Fremont CA Union High School Dist. GO	5.000%	9/1/2022 (3)	5,000	5,421
Fremont CA Union High School Dist. GO	5.000%	9/1/2023 (3)	1,970	2,131
Fresno CA Airport Rev.	6.000%	7/1/2013 (4)	2,975	3,321
Fresno CA Airport Rev.	6.000%	7/1/2015 (4)	2,290	2,548
Glendale CA School Dist. GO	5.750%	9/1/2017 (3)	3,790	4,089
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2019	22,000	23,012
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/2009 (1)	7,900	8,594
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.000%	11/1/2010 (2)	1,470	1,606
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.000%	11/1/2011 (2)	1,665	1,836
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.125%	11/1/2012 (2)	2,540	2,829

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.125%	11/1/2013 (2)	$1,870	$2,069
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.600%	9/2/2015 (2)	2,925	3,019
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.700%	9/2/2016 (2)	3,045	3,142
Irvine CA Ranch Water Dist. Rev. VRDO	2.930%	6/1/2005 LOC	3,800	3,800
Kings River Conservation Dist. CA COP	5.000%	5/1/2013	2,315	2,508
Kings River Conservation Dist. CA COP	5.000%	5/1/2014	3,500	3,819
Kings River Conservation Dist. CA COP	5.000%	5/1/2015	2,000	2,183
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,040	1,183
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,200	1,365
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,380	1,570
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/2009 (2)	3,735	4,187
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/2010 (2)	3,860	4,404
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/2017 (2)	3,670	4,353
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/2014 (2)	3,435	3,865
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/2014 (2)	2,035	2,216
Long Beach CA Harbor Rev.	4.000%	5/15/2008 (3)	6,820	7,007
Long Beach CA Harbor Rev.	5.500%	5/15/2008	8,095	8,629
Long Beach CA Harbor Rev.	6.000%	5/15/2009 (3)	2,770	3,060
Long Beach CA Harbor Rev.	6.000%	5/15/2010 (3)	3,200	3,593
Long Beach CA Harbor Rev.	6.000%	5/15/2011 (3)	1,000	1,138
Long Beach CA Harbor Rev.	5.000%	5/15/2012 (3)	7,100	7,722
Long Beach CA Harbor Rev.	5.750%	5/15/2012	10,050	11,079
Long Beach CA Harbor Rev.	6.000%	5/15/2012 (3)	4,000	4,587
Long Beach CA Harbor Rev.	6.000%	5/15/2013 (3)	6,700	7,738
Long Beach CA Harbor Rev.	6.000%	5/15/2014 (3)	7,405	8,647
Los Angeles CA COP	5.000%	4/1/2014 (2)	1,435	1,578
Los Angeles CA COP	5.000%	4/1/2015 (2)	1,560	1,680
Los Angeles CA COP	5.000%	4/1/2016 (2)	1,725	1,849
Los Angeles CA COP	5.000%	4/1/2018 (2)	1,950	2,075
Los Angeles CA Community College Dist. GO	5.500%	8/1/2011 (1)(Prere.)	6,250	7,077
Los Angeles CA Community College Dist. GO	5.000%	8/1/2021 (4)	15,000	16,281
Los Angeles CA Convention &
Exhibit Center Auth. Lease Rev.	6.000%	8/15/2010 (1)	10,975	12,477
Los Angeles CA Convention &
Exhibit Center Auth. Lease Rev.	6.125%	8/15/2011 (1)	1,300	1,510
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/2011 (1)	13,255	14,553
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/2013 (1)	10,500	11,607
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2009	5,650	6,074
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/2013 (1)(ETM)	3,500	3,766
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2015 (1)	4,600	5,080
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/2015 (1)(ETM)	10,000	10,664
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/2017 (1)(ETM)	7,600	8,089
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.920%	6/1/2005	1,700	1,700
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.890%	6/7/2005	2,000	2,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.900%	6/7/2005	5,800	5,800
Los Angeles CA GO	5.250%	9/1/2012 (3)	2,000	2,247
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/2007	3,000	3,110
Los Angeles CA Harbor Dept. Rev.	5.250%	11/1/2008	4,195	4,340

California Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/2010 (2)	$2,750	$3,022
Los Angeles CA Harbor Dept. Rev.	5.875%	8/1/2010	6,000	6,227
Los Angeles CA Harbor Dept. Rev.	5.900%	8/1/2011	7,385	7,667
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/2015 (2)	1,625	1,774
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	9/1/2012 (3)	7,480	8,258
Los Angeles CA USD GO	5.250%	7/1/2009 (1)(Prere.)	5,175	5,686
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,565
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	6,615	7,363
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,565
Los Angeles CA USD GO	5.500%	7/1/2010 (3)(Prere.)	9,160	10,237
Los Angeles CA USD GO	5.500%	7/1/2011 (1)	16,525	18,669
Los Angeles CA USD GO	5.500%	7/1/2012 (1)	5,240	5,959
Los Angeles CA USD GO	6.000%	7/1/2012 (3)	1,470	1,716
Los Angeles CA USD GO	6.000%	7/1/2013 (3)	3,745	4,413
Los Angeles CA USD GO	6.000%	7/1/2014 (3)	1,440	1,716
Los Angeles CA USD GO	5.000%	7/1/2016 (4)	3,000	3,283
Los Angeles CA USD GO	5.000%	7/1/2017 (4)	5,000	5,469
Los Angeles County CA Capital Asset Leasing Corp. Rev.	6.000%	12/1/2011 (2)	2,360	2,739
Los Angeles County CA Capital Asset Leasing Corp. Rev.	6.000%	12/1/2013 (2)	2,760	3,260
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.500%	7/1/2005 (2)(Prere.)	1,500	1,533
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	6.000%	7/1/2011 (2)	2,745	3,173
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.250%	7/1/2014 (4)	14,000	15,674
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.250%	7/1/2014 (1)	7,000	7,392
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/2016 (4)	8,410	9,204
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/2007 (1)(Prere.)	6,450	6,835
Los Angeles County CA Public Works Financing Auth. Rev.	5.125%	9/1/2008 (1)	3,555	3,723
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	9/1/2015 (1)	1,000	1,048
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/2015 (4)	10,000	11,148
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/2016 (1)	3,550	3,730
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/2016 (4)	4,000	4,569
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/2017 (4)	7,000	8,014
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/2019 (4)	7,500	8,630
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2014 (1)	24,180	26,929
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2015 (1)	8,540	9,524
Los Angeles County CA Schools COP	0.000%	8/1/2011 (2)	1,945	1,568
Los Angeles County CA Schools COP	0.000%	8/1/2013 (2)	2,010	1,472
MSR California Public Power Agency Rev.
(San Juan Project)	5.000%	7/1/2013 (1)	1,500	1,645
MSR California Public Power Agency Rev.
(San Juan Project)	5.375%	7/1/2013 (1)	2,500	2,643
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/2020 (1)(ETM)	2,625	3,217
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/2008 (ETM)	2,000	2,299
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/2012	21,495	23,714
Modesto CA Irrigation Dist. COP	5.000%	7/1/2017 (1)	3,165	3,425
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/2015 (2)	4,365	4,664
Mojave CA Water Agency COP	5.450%	9/1/2007 (1)(Prere.)	6,150	6,586
Mt. Diablo CA USD GO	5.000%	8/1/2015 (4)	2,110	2,294
Mt. Diablo CA USD GO	5.000%	8/1/2016 (4)	2,210	2,402
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	6,895	7,430
New Haven CA USD GO	12.000%	8/1/2012 (4)	3,440	5,280
New Haven CA USD GO	12.000%	8/1/2015 (4)	2,905	4,920

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Newark CA USD GO	0.000%	8/1/2010 (4)	$1,000	$845
North City West CA Community Dist.	6.000%	9/1/2005 (4)	1,510	1,522
North City West CA Community Dist.	6.000%	9/1/2006 (4)	1,600	1,663
North City West CA Community Dist.	6.000%	9/1/2007 (4)	1,695	1,794
North City West CA Community Dist.	5.750%	9/1/2015 (4)	2,000	2,108
Northern California Power Agency Rev.	5.250%	8/1/2015 (2)	2,000	2,149
Oakland CA COP	5.000%	4/1/2011 (2)	1,855	2,030
Oakland CA Joint Powers Financing Auth. Lease Rev.
(Oakland Convention Center)	5.500%	10/1/2012 (2)	3,000	3,411
Oakland CA Joint Powers Financing Auth. Lease Rev.
(Oakland Convention Center)	5.500%	10/1/2013 (2)	1,500	1,716
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2013 (3)	3,990	4,531
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2015 (3)	3,790	4,256
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2016 (3)	6,210	6,952
Orange County CA Airport Rev.	6.000%	7/1/2005 (1)	4,020	4,030
Orange County CA Airport Rev.	6.000%	7/1/2006 (1)	9,565	9,868
Orange County CA Airport Rev.	5.375%	7/1/2009 (1)	1,950	2,066
Orange County CA Airport Rev.	5.000%	7/1/2011 (4)	3,165	3,479
Orange County CA Airport Rev.	5.000%	7/1/2017 (4)	1,725	1,867
Orange County CA Airport Rev.	5.000%	7/1/2018 (4)	1,500	1,618
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2014 (1)	1,415	1,579
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2015 (1)	1,485	1,645
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/2016 (1)	1,570	1,750
Orange County CA Local Transp. Auth. Sales Tax Rev.	5.700%	2/15/2011 (2)	15,445	17,504
Orange County CA Recovery COP	6.000%	7/1/2008 (1)	10,980	11,967
Orange County CA Recovery COP	6.000%	6/1/2010 (1)	3,800	4,313
Palo Alto CA USD GO	5.000%	8/1/2019 (4)	8,585	9,394
Palomar Pomerado Health System California Rev.	5.375%	11/1/2010 (1)	2,670	2,911
Palomar Pomerado Health System California Rev.	5.375%	11/1/2012 (1)	7,080	7,695
Pasadena CA COP
(City Hall & Park Improvement Project) VRDO	2.910%	6/7/2005 (2)	4,000	4,000
Pasadena CA Electric Rev.	5.000%	6/1/2017 (1)	2,320	2,515
Pasadena CA Electric Rev.	5.000%	6/1/2018 (1)	2,535	2,745
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/2023 (ETM)	13,000	17,444
Port of Oakland CA Rev.	5.500%	11/1/2009 (3)	1,000	1,093
Port of Oakland CA Rev.	5.375%	11/1/2010 (1)	9,000	9,607
Port of Oakland CA Rev.	5.500%	11/1/2010 (3)	8,805	9,659
Port of Oakland CA Rev.	5.000%	11/1/2011 (3)	5,160	5,689
Port of Oakland CA Rev.	5.500%	11/1/2011 (1)	5,850	6,261
Port of Oakland CA Rev.	5.000%	11/1/2012 (3)	2,650	2,929
Port of Oakland CA Rev.	5.000%	11/1/2012 (1)	7,020	7,632
Port of Oakland CA Rev.	5.250%	11/1/2013 (3)	7,150	8,030
Port of Oakland CA Rev.	5.000%	11/1/2014 (1)	8,090	8,692
Port of Oakland CA Rev.	5.250%	11/1/2014 (3)	5,000	5,616
Port of Oakland CA Rev.	5.250%	11/1/2015 (3)	5,000	5,564
Port of Oakland CA Rev.	5.250%	11/1/2016 (3)	6,300	7,010
Rancho CA Water Dist. Finance Auth. Rev.	5.875%	11/1/2010 (3)	3,000	3,098
Rancho Cucamonga CA Redev.
Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2010 (2)	3,820	4,166
Rancho Cucamonga CA Redev.
Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2015 (2)	2,835	3,130

California Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Rancho Cucamonga CA Redev.
Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2016 (2)	$5,100	$5,598
Redding CA Electric System COP	5.375%	6/1/2014 (2)	1,500	1,571
Redding CA Electric System COP	5.375%	6/1/2015 (2)	1,500	1,568
Redding CA Electric System COP	5.375%	6/1/2016 (2)	2,080	2,174
Riverside CA Electric Rev.	5.375%	10/1/2013 (2)	5,895	6,370
Riverside County CA Mortgage Rev.	8.350%	6/1/2013 (ETM)	6,650	8,761
Roseville CA Water Util. Rev. COP	5.200%	12/1/2015 (3)	5,000	5,301
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/2011 (1)	4,730	5,073
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/2014 (1)	5,500	5,912
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/2015 (1)	5,755	6,172
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/2017 (1)	4,760	5,045
Sacramento CA County Sanitation Dist. Financing Auth.	6.000%	12/1/2013	2,500	2,870
Sacramento CA County Sanitation Dist. Financing Auth.	6.000%	12/1/2015	2,500	2,859
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/2014 (1)	4,170	4,641
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/2014 (4)	6,025	6,822
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/2010 (1)	28,000	31,446
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/2012 (1)	2,185	2,424
Sacramento CA Muni. Util. Dist. Rev.	5.100%	7/1/2013 (2)	2,850	3,028
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/2013 (4)	1,000	1,113
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/2014 (4)	2,500	2,771
Sacramento CA Muni. Util. Dist. Rev.	5.125%	7/1/2015 (1)	8,270	8,762
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/2024 (2)	10,000	11,526
Sacramento County CA Airport Rev.	5.000%	7/1/2013 (4)	1,005	1,077
Sacramento County CA Airport Rev.	5.250%	7/1/2014 (4)	1,060	1,147
Sacramento County CA Airport Rev.	5.250%	7/1/2017 (4)	1,230	1,316
Sacramento County CA Public Fac.
Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	5,500	5,895
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/2015 (2)	1,235	1,355
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/2014 (2)	1,085	1,198
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/2015 (2)	1,150	1,277
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/2016 (2)	1,215	1,349
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/2017 (2)	1,285	1,427
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/2018 (2)	1,360	1,510
San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/2014 (1)	5,585	6,177
San Bernardino County CA Medical Center COP	5.500%	8/1/2006 (1)	8,500	8,766
San Bernardino County CA Medical Center COP	5.500%	8/1/2007 (1)	5,000	5,278
San Bernardino County CA Medical Center COP	5.500%	8/1/2017 (1)	5,250	5,977
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	5,000	6,153
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/2012 (2)	3,000	3,230
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/2014 (2)	5,680	6,130
San Diego CA USD GO	0.000%	7/1/2009 (3)	6,270	5,532
San Diego CA USD GO	0.000%	7/1/2014 (3)	3,400	2,390
San Diego CA USD GO	5.500%	7/1/2017 (1)	2,895	3,387
San Diego CA USD GO	5.500%	7/1/2020 (1)	11,390	13,482
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2015 (3)	6,215	7,030
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2016 (3)	7,880	8,969
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2017 (3)	14,005	15,980
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2018 (3)	14,690	16,880
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2021 (3)	6,725	7,785
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2022 (3)	7,075	8,202

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

San Diego County CA COP	5.000%	2/1/2022 (2)	$2,000	$2,151
San Diego County CA COP	5.000%	2/1/2024 (2)	1,500	1,604
San Diego County CA COP	5.000%	2/1/2026 (2)	1,000	1,065
San Francisco CA Bay Area Rapid Transit Rev.	5.550%	7/1/2005 (3)(Prere.)	2,260	2,288
San Francisco CA City & County	5.000%	6/15/2016 (2)	8,000	8,768
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/2014 (2)	2,860	3,112
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/2017 (2)	1,000	1,077
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2008 (4)	3,000	3,193
San Francisco CA City & County International Airport Rev.	6.250%	5/1/2008 (1)	2,190	2,374
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2009 (4)	3,000	3,219
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2009 (4)	3,110	3,329
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2009 (1)	2,945	3,152
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2010 (3)	2,000	2,170
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2010 (1)	4,335	4,742
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2010 (4)	3,280	3,499
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2010 (4)	2,020	2,166
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2011 (3)	4,150	4,452
San Francisco CA City & County International Airport Rev.	5.000%	5/1/2012 (3)	2,065	2,201
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2012 (3)	4,380	4,699
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2012 (4)	3,650	3,893
San Francisco CA City & County International Airport Rev.	5.000%	5/1/2013 (3)	2,230	2,366
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2013 (1)	2,430	2,694
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2013 (2)	3,570	3,783
San Francisco CA City & County International Airport Rev.	5.000%	5/1/2014 (3)	2,340	2,473
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2014 (1)	3,185	3,511
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2014 (4)	4,065	4,329
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2015 (1)	4,015	4,415
San Francisco CA City & County Redev.
Agency Community Fac. Rev. (Hunters Point) VRDO	2.950%	6/7/2005 LOC	5,000	5,000
San Francisco CA City & County Redev.
Agency Lease Rev. (Moscone Center)	5.000%	7/1/2016 (4)	3,270	3,518
San Francisco CA City & County Water Rev.	5.000%	11/1/2017 (1)	4,865	5,295
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2006 (1)	10,000	9,831
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2011 (1)	7,140	5,903
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2014 (1)	5,500	3,943
San Jose CA Airport Rev.	5.375%	3/1/2013 (4)	4,945	5,547
San Jose CA Airport Rev.	5.375%	3/1/2014 (4)	7,550	8,417
San Jose CA Airport Rev.	5.375%	3/1/2015 (4)	7,950	8,881
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/2013 (1)	9,570	10,463
San Jose CA Redev. Agency	5.250%	8/1/2013 (1)	5,000	5,623
San Jose CA Redev. Agency	5.250%	8/1/2014 (1)	5,000	5,651
San Juan CA USD GO	5.500%	8/1/2012 (3)	1,930	2,164
San Juan CA USD GO	5.500%	8/1/2013 (3)	1,950	2,178
San Jose CA USD GO	5.250%	8/1/2014 (4)	2,540	2,806
San Juan CA USD GO	5.600%	8/1/2014 (3)	2,685	3,012
San Jose CA USD GO	5.250%	8/1/2015 (4)	2,790	3,062
San Juan CA USD GO	5.600%	8/1/2015 (3)	2,745	3,068
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/2012	1,000	1,071
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/2015	2,045	2,180

California Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/2016	$2,225	$2,369
San Mateo CA Union High School Dist. GO	0.000%	9/1/2010 (3)	1,200	1,012
San Mateo CA Union High School Dist. GO	0.000%	9/1/2012 (3)	1,180	908
San Mateo CA Union High School Dist. GO	0.000%	9/1/2013 (3)	1,715	1,262
San Mateo CA Union High School Dist. GO	0.000%	9/1/2014 (3)	1,500	1,047
San Mateo County CA Community College Dist. GO	5.375%	9/1/2015 (3)	1,300	1,454
San Mateo County CA Community College Dist. GO	5.375%	9/1/2018 (3)	1,515	1,690
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/2013 (4)	1,865	2,027
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/2014 (4)	4,275	4,661
San Ramon Valley CA USD GO	0.000%	7/1/2007 (3)	3,950	3,714
Santa Ana CA Community Redev. Agency Tax Allocation
(South Main Street)	5.000%	9/1/2018 (3)	2,685	2,899
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/2009 (1)	3,040	3,317
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/2010 (1)	1,600	1,745
Santa Barbara County CA COP	5.250%	12/1/2012 (2)	1,000	1,125
Santa Barbara County CA COP	5.250%	12/1/2013 (2)	2,355	2,647
Santa Barbara County CA COP	5.250%	12/1/2015 (2)	1,065	1,189
Santa Barbara County CA COP	5.250%	12/1/2016 (2)	1,760	1,965
Santa Clara CA Electric Rev.	5.250%	7/1/2017 (1)	1,475	1,639
Santa Clara CA Electric Rev.	5.250%	7/1/2018 (1)	1,720	1,911
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/2010 (2)	4,500	5,512
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2011 (2)	4,535	5,069
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/2011 (2)	1,000	1,254
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2012 (2)	4,785	5,348
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/2006 (2)	14,000	14,478
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/2008 (2)	3,345	3,586
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/2009 (2)	3,860	4,133
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/2009 (1)	2,000	2,324
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/2010 (2)	2,245	2,404
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/2010 (1)	4,630	5,522
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2005 (1)	3,440	3,476
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2008 (1)	5,610	6,295
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2009 (1)	5,000	5,766
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2010 (1)	3,300	3,899
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2011 (1)	3,490	4,213
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/2012 (4)	5,605	6,135
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/2013 (2)	2,290	2,461
Southern California Public Power Auth. Rev.
(San Juan Unit)	5.500%	1/1/2013 (4)	3,500	3,983
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2015 (4)	1,855	2,016
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2016 (4)	1,930	2,098
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2017 (4)	2,015	2,188
Temecula Valley CA USD	6.000%	8/1/2005 (4)	1,000	1,005
Temecula Valley CA USD	6.000%	8/1/2008 (4)	1,370	1,498
Tri-City CA Hosp. Dist.	5.500%	2/15/2008 (1)	3,805	3,947
Tri-City CA Hosp. Dist.	5.500%	2/15/2009 (1)	2,665	2,765
Tri-City CA Hosp. Dist.	5.625%	2/15/2011 (1)	2,970	3,084
Tri-City CA Hosp. Dist.	5.625%	2/15/2012 (1)	1,880	1,952
Tulare County CA COP	5.000%	8/15/2015 (1)	6,460	7,161
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2013	1,000	1,070
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/2013 (3)	3,150	3,417
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2014	8,485	9,080

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2014 (4)	$4,290	$4,711
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2015 (4)	4,515	4,914
Ventura County CA COP Public Finance Auth.	5.375%	8/15/2013 (4)	4,320	4,690
Ventura County CA Community College Dist. GO	5.000%	8/1/2016 (1)	3,100	3,389
Ventura County CA Community College Dist. GO	5.000%	8/1/2017 (1)	2,300	2,515
Vista CA USD GO	5.375%	8/1/2015 (4)	1,500	1,705
Vista CA USD GO	5.375%	8/1/2016 (4)	1,885	2,106
Vista CA USD GO	5.375%	8/1/2017 (4)	1,615	1,802
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.000%	6/1/2005 (1)	3,675	3,675
Outside California:
Guam International Airport Auth. Rev.	5.000%	10/1/2008 (1)	4,915	5,189
Guam International Airport Auth. Rev.	5.000%	10/1/2010 (1)	6,050	6,498
Guam International Airport Auth. Rev.	5.000%	10/1/2011 (1)	6,400	6,909
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.000%	7/1/2009 (1)	5,250	5,859
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/2012 (1)	1,000	1,186
Puerto Rico Electric Power Auth. Rev.	6.500%	7/1/2005 (1)	5,500	5,517
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2010	7,500	8,070
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/2010 (4)(Prere.)	4,000	4,511
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/2010 (4)(Prere.)	2,700	3,045
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2011	12,500	13,547
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/2011 (4)	6,050	6,754
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/2012 (1)	8,235	9,652
Puerto Rico GO	4.000%	7/1/2007	3,510	3,572
Puerto Rico GO	4.000%	7/1/2007 (ETM)	555	567
Puerto Rico GO	5.000%	7/1/2008 (ETM)	500	531
Puerto Rico GO	5.000%	7/1/2008	3,215	3,385
Puerto Rico GO	6.500%	7/1/2011 (1)	2,500	2,957
Puerto Rico Govt. Dev. Bank VRDO	2.850%	6/7/2005 (1)	3,990	3,990
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2009	10,000	10,755
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2010	5,000	5,438
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2013 (1)	2,250	2,555
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.900%	6/7/2005 (2)	5,400	5,400
Puerto Rico Housing Finance Corp. Home Mortgage Rev.	4.450%	6/1/2027	5,890	5,920
Puerto Rico Muni. Finance Agency	5.625%	8/1/2010 (4)	17,775	19,664
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011 (4)	13,560	15,071
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011 (4)	7,750	8,614
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2009	11,345	12,201
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	20,000	22,166
Univ. of Puerto Rico Rev.	5.750%	6/1/2012 (1)	2,000	2,236
Univ. of Puerto Rico Rev.	5.200%	6/1/2016 (1)	1,215	1,323
Univ. of Puerto Rico Rev.	5.750%	6/1/2016 (1)	1,000	1,116
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/2007	1,500	1,560
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2015	2,200	2,420

TOTAL MUNICIPAL BONDS
(Cost $2,612,072)	2,704,171

California Intermediate-Term Tax-Exempt Fund	Market Value^ (000)

OTHER ASSETS AND LIABILITIES (0.6%)

Other Assets—Note B	42,270
Liabilities	(25,485)

16,785

NET ASSETS (100%)	$2,720,956

^	See Note A in Notes to Financial Statements.
*	Securities with a value of $7,667,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 48.

AT MAY 31, 2005, NET ASSETS CONSISTED OF:
Amount (000)

Paid-in Capital	$2,643,893
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(15,242)
Unrealized Appreciation
Investment Securities	92,099
Futures Contracts	206

NET ASSETS	$2,720,956

Investor Shares—Net Assets
Applicable to 132,226,724 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,477,285

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$11.17

Admiral Shares—Net Assets
Applicable to 111,316,388 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,243,671

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$11.17

See Note D in Notes to Financial Statements for the tax-basis components of net assets

California Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (99.1%)

ABAG Finance Auth. for Non-Profit Corp. California
(Children's Hosp. Medical Center) COP	6.000%	12/1/2029 (2)	$3,000	$3,338
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.250%	10/1/2026	1,000	1,054
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.300%	10/1/2032	3,180	3,349
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/2017 (1)	5,000	5,409
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/2018 (1)	2,000	2,162
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2030 (2)	15,000	4,409
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2036 (1)	20,000	4,211
Alameda County CA USD	0.000%	8/1/2024 (4)	3,510	1,435
Alameda County CA USD	0.000%	8/1/2029 (4)	5,000	1,548
Anaheim CA Convention Center COP	0.000%	8/1/2005 (1)	1,250	1,244
Anaheim CA Convention Center COP	0.000%	8/1/2006 (1)	3,125	3,023
Anaheim CA Public Finance Auth. Distribution System Rev.	5.000%	10/1/2021 (1)	3,390	3,631
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/2028 (1)	2,250	743
California Dept. of Veteran Affairs Rev.	5.450%	12/1/2019 (2)	2,660	2,685
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2019	1,615	2,006
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.750%	6/1/2025	2,000	2,120
California Educ. Fac. Auth. Rev. (Occidental College)	5.700%	10/1/2007 (1)(Prere.)	11,565	12,394
California GO	5.250%	10/1/2006 (3)(Prere.)	12,725	13,239
California GO	6.250%	9/1/2012 (3)	9,000	10,616
California GO	7.000%	11/1/2013 (3)	65	67
California GO	5.250%	10/1/2014 (3)	2,885	3,001
California GO	5.400%	12/1/2016 (4)	1,000	1,039
California GO	6.000%	8/1/2019 (3)	210	213
California GO	5.000%	3/1/2021	39,405	42,295
California GO	5.250%	2/1/2023 (1)	11,455	13,256
California GO	5.125%	2/1/2026	15,325	16,276
California GO	5.125%	2/1/2027	10,000	10,584
California GO	5.000%	6/1/2034	40,000	41,752
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/2032	10,000	10,673
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.750%	7/1/2015 (2)	4,080	4,171
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/2017 (1)	27,900	29,325
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	4.750%	7/1/2019 (1)	765	770
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/2018 (1)	5,000	5,299
California Housing Finance Agency Home Mortgage Rev.	6.050%	8/1/2027 (2)	5,000	5,240
California Housing Finance Agency Home Mortgage Rev.
(Multi-Family Housing III)	5.375%	8/1/2028	1,480	1,512
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.250%	6/1/2007 (1)(Prere.)	6,245	6,605
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum) VRDO	2.930%	6/1/2005 (1)	2,000	2,000
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2018	3,905	4,205
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/2020	1,500	1,613

California Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/2034	$20,040	$20,834
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Association)	5.500%	8/1/2031	7,610	8,130
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Association)	5.550%	8/1/2031	5,500	5,898
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/2014 (2)	25,815	28,946
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metropolitan LA)	5.250%	2/1/2026 (2)	4,750	5,108
California PCR Financing Auth. Solid Waste Disposal Rev.
(Republic Services) PUT	5.250%	12/1/2017	10,000	10,525
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2009 (3)(Prere.)	5,260	5,855
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2009 (3)(Prere.)	3,000	3,339
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.625%	11/1/2016 (1)	3,200	3,382
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.500%	9/1/2017 (2)	30,000	37,304
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/2017 (1)	13,835	15,126
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/2019 (1)	15,230	16,524
California Public Works Board Lease Rev.
(Dept. of Health Services)	5.750%	11/1/2024 (1)	7,885	8,710
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/2019 (4)	6,375	6,991
California Public Works Board Lease Rev.
(Univ. of California)	5.375%	10/1/2017 (2)	10,250	10,775
California Rural Home Mortgage Finance Auth.
Single Family Mortgage Rev.	7.000%	9/1/2029	560	564
California Rural Home Mortgage Finance Auth.
Single Family Mortgage Rev.	6.350%	12/1/2029	500	513
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/2013	18,000	20,885
California State Dept. of Water Resources
Power Supply Rev.	5.125%	5/1/2019	20,000	21,474
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.890%	6/1/2005 LOC	2,800	2,800
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.930%	6/1/2005 LOC	13,100	13,100
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.860%	6/7/2005 (2)	1,500	1,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	2.910%	6/7/2005 (4)	2,300	2,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.030%	6/7/2005 LOC	6,300	6,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.030%	6/7/2005 (2)	3,600	3,600
California State Econ. Recovery Bonds	5.250%	7/1/2014	24,000	27,124
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	35,700	38,549
California State Econ. Recovery Bonds VRDO	2.890%	6/1/2005	4,000	4,000
California State Econ. Recovery Bonds VRDO	2.930%	6/1/2005 LOC	2,525	2,525

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California State Econ. Recovery Bonds VRDO	2.930%	6/1/2005	$4,675	$4,675
California State Univ. Rev. & Colleges Housing System Rev.	5.625%	11/1/2009 (3)(Prere.)	6,920	7,750
California State Univ. Rev. Systemwide	5.250%	11/1/2019 (4)	5,000	5,540
California State Univ. Rev. Systemwide	5.250%	11/1/2020 (4)	4,745	5,246
California State Univ. Rev. Systemwide	5.000%	11/1/2021 (2)	17,215	18,686
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2030	5,000	5,229
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/2035	5,250	5,482
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/2039	5,000	5,099
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.500%	7/1/2020	8,000	8,899
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/2018	5,875	6,117
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/2010	3,225	3,374
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/2013	7,000	7,264
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.500%	11/1/2032	18,250	19,392
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/2030 (2)	8,000	8,430
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/2023	20,000	22,480
California Statewide Community Dev. Auth. Rev.
(Sutter Health)	5.500%	8/15/2034	10,885	11,599
Capistrano CA Unified Public Schools Rev.	5.700%	9/1/2016 (2)	10,000	10,534
Central Coast California Water Auth. Rev.	5.000%	10/1/2016 (2)	6,850	7,155
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/2009 (1)(Prere.)	3,325	3,741
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/2009 (1)(Prere.)	1,000	1,125
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/2016 (2)	5,500	5,624
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,570	6,657
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,500	6,596
Clovis CA USD GO	0.000%	8/1/2013 (3)	4,935	3,644
Clovis CA USD GO	0.000%	8/1/2015 (3)	2,770	1,844
Clovis CA USD GO	0.000%	8/1/2016 (3)	2,865	1,811
Clovis CA USD GO	0.000%	8/1/2018 (3)	3,645	2,068
Clovis CA USD GO	0.000%	8/1/2025 (3)	11,630	4,521
Clovis CA USD GO	0.000%	8/1/2026 (3)	6,000	2,203
Clovis CA USD GO	0.000%	8/1/2027 (3)	8,000	2,771
Clovis CA USD GO	0.000%	8/1/2029 (3)	8,005	2,502
Contra Costa CA Water Dist. Rev.	5.000%	10/1/2017 (4)	7,015	7,629
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/2029 (3)	5,000	5,521
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/2018	4,000	4,272
Eastern California Muni. Water. Dist. Water & Sewer Rev.	6.750%	7/1/2012 (3)	8,500	10,131
Escondido CA Union High School Dist.	0.000%	11/1/2020 (1)	4,000	2,020
Evergreen CA School Dist. GO	5.625%	9/1/2008 (3)(Prere.)	6,300	6,902

California Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2029 (2)	$9,450	$10,053
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2032 (2)	12,825	13,594
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2017 (1)	3,000	1,801
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2022 (1)	3,850	1,775
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2022	5,590	6,937
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2023 (1)	3,590	1,569
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2025 (1)	2,390	933
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.000%	1/15/2016 (1)	8,400	9,023
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.125%	1/15/2019 (1)	5,200	5,604
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2026	10,000	8,508
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2028 (1)	15,000	13,217
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2033	10,000	1,979
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2034	10,000	1,858
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.750%	1/15/2040 (1)	12,000	13,175
Fresno CA Airport Rev.	5.500%	7/1/2030 (4)	1,500	1,636
Fullerton Univ. California Rev.	5.700%	7/1/2020 (1)	2,165	2,410
Golden State Tobacco Securitization Corp. California	5.375%	6/1/2028	25,000	26,347
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2043 (3)	5,000	5,466
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	1,550	1,732
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	2,370	2,648
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	1,735	1,938
Helix CA Water Dist. COP	5.000%	4/1/2019 (4)	4,250	4,528
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2018 (4)	6,300	6,875
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2021 (4)	8,000	8,640
Irvine CA USD VRDO	2.930%	6/1/2005 LOC	3,500	3,500
Kern CA High School Dist. GO	6.400%	8/1/2014 (1)(ETM)	1,490	1,826
Kern CA High School Dist. GO	6.400%	8/1/2015 (1)(ETM)	1,645	2,037
Kern CA High School Dist. GO	6.400%	8/1/2016 (1)(ETM)	1,815	2,271
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,570	1,786
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,775	2,019
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	2,000	2,275
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,890	2,150
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/2013 (2)	3,680	4,141
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/2018 (2)	4,675	5,210
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125%	5/1/2020 (2)	5,500	5,864
Long Beach CA Finance Auth. Lease Rev.
(Temple & Willis Fac.)	5.500%	10/1/2018 (1)	5,030	5,493
Long Beach CA Harbor Rev.	6.000%	5/15/2011 (3)	3,695	4,203
Long Beach CA Harbor Rev.	5.000%	5/15/2017 (3)	3,655	3,997
Long Beach CA Harbor Rev.	6.000%	5/15/2017 (3)	1,200	1,408
Los Angeles CA Community College Dist. GO	5.500%	8/1/2011 (1)(Prere.)	8,810	9,976
Los Angeles CA Dept. of Airports International Airport Rev.	5.250%	5/15/2017 (3)	6,800	7,507
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/2018 (1)(ETM)	11,600	12,355
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2019	6,730	6,819
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2021 (4)	2,830	3,054
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/2036 (3)	2,925	3,056
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.900%	6/7/2005	8,400	8,400

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Los Angeles CA Dept. of Water & Power Rev. VRDO	2.900%	6/7/2005	$6,100	$6,100
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/2017 (2)	3,095	3,378
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/2019 (2)	5,975	6,522
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/2020 (2)	9,455	10,320
Los Angeles CA USD GO	6.000%	7/1/2010 (3)	5,250	5,969
Los Angeles CA USD GO	5.250%	7/1/2014 (1)	12,715	14,250
Los Angeles CA Wastewater System Rev.	6.000%	6/1/2021 (3)	4,000	4,966
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.250%	7/1/2016 (1)	7,500	7,910
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/2017 (4)	10,000	10,937
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.250%	7/1/2017 (1)	7,700	8,118
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/2019 (4)	6,170	6,604
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/2007 (1)(Prere.)	5,500	5,828
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2007 (Prere.)	2,905	3,111
Los Angeles County CA Public Works Financing Auth. Rev.	5.125%	12/1/2007 (2)(Prere.)	16,000	17,057
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	5/1/2010 (2)(Prere.)	4,700	5,188
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2012	1,595	1,699
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/2016 (1)	3,040	3,194
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2018 (4)	2,700	3,107
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2021 (1)	6,460	7,004
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2022 (1)	6,790	7,337
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2023 (1)	4,000	4,312
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2024 (1)	4,000	4,298
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2025 (1)	2,165	2,322
Los Angeles County CA Schools COP	0.000%	8/1/2014 (2)	1,000	694
Los Angeles County CA Schools COP	0.000%	8/1/2020 (2)	2,095	1,056
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/2013 (2)	8,000	9,249
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/2020 (1)(ETM)	36,880	45,195
Metro. Water Dist. of Southern California Rev.	5.500%	7/1/2005 (1)(Prere.)	21,225	21,697
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/2008 (ETM)	2,000	2,299
Metro. Water Dist. of Southern California Rev. VRDO	2.890%	6/1/2005	2,100	2,100
Modesto CA High School Dist. GO	0.000%	8/1/2015 (3)	5,000	3,331
Modesto CA High School Dist. GO	0.000%	8/1/2017 (3)	3,000	1,799
Modesto CA High School Dist. GO	0.000%	8/1/2018 (3)	3,225	1,833
Modesto CA Irrigation Dist. COP	5.000%	7/1/2020 (1)	2,175	2,329
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Domestic Water Project)	5.750%	9/1/2005 (2)(Prere.)	3,750	3,852
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/2011 (2)(ETM)	8,125	9,156
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/2022 (2)(ETM)	9,750	12,819
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2016 (4)	1,010	1,099
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2017 (4)	1,060	1,152
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2018 (4)	1,115	1,210
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2019 (4)	1,120	1,215
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2020 (4)	1,180	1,258
Mount San Antonio California Community College Dist.	5.250%	8/1/2019 (1)	2,720	3,016
Mount San Antonio California Community College Dist.	5.250%	8/1/2020 (1)	2,860	3,164
Mount San Antonio California Community College Dist.	5.250%	8/1/2021 (1)	3,010	3,323
Mount San Antonio California Community College Dist.	5.250%	8/1/2022 (1)	3,170	3,489

California Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Mount San Antonio California Community College Dist.	5.250%	8/1/2023 (1)	$3,335	$3,666
Mount San Antonio California Community College Dist.	5.250%	8/1/2024 (1)	2,000	2,195
Natomas CA USD GO	5.200%	9/1/2019 (3)	5,000	5,403
New Haven CA USD GO	12.000%	8/1/2016 (4)	2,480	4,300
New Haven CA USD GO	12.000%	8/1/2017 (4)	1,500	2,664
Newark CA USD GO	0.000%	8/1/2011 (4)	1,670	1,351
Newark CA USD GO	0.000%	8/1/2012 (4)	1,820	1,403
Newark CA USD GO	0.000%	8/1/2013 (4)	2,050	1,509
North City West CA School Fac. Finance Auth.	6.000%	9/1/2019 (4)	2,000	2,114
North Orange County CA Community College Dist. GO	5.375%	8/1/2012 (1)(Prere.)	5,080	5,818
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/2018 (1)	10,000	12,390
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/2021 (2)(Prere.)	1,810	2,510
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/2014 (2)	5,500	6,170
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/2027	2,380	2,496
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/2033	3,730	3,894
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT	4.450%	4/1/2011	4,260	4,409
Palmdale CA COP	5.250%	9/1/2019 (1)	1,310	1,443
Palmdale CA COP	5.250%	9/1/2020 (1)	1,450	1,593
Palmdale CA COP	5.250%	9/1/2021 (1)	1,605	1,762
Palmdale CA COP	5.250%	9/1/2022 (1)	1,765	1,933
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/2018	890	910
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/2019	895	915
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/2020	890	910
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/2026	4,460	4,556
Palomar Pomerado Health System California Rev.	5.375%	11/1/2011 (1)	3,865	4,219
Palomar Pomerado Health System California Rev.	5.375%	11/1/2013 (1)	6,730	7,314
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2019 (2)	1,150	618
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2021 (2)	2,575	1,244
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2022 (2)	3,755	1,723
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/2024 (2)	1,000	410
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	5.700%	8/1/2032 (4)	7,000	8,055
Pomona CA USD GO	5.600%	8/1/2014 (1)(ETM)	1,585	1,845
Pomona CA USD GO	5.600%	8/1/2015 (1)(ETM)	2,000	2,343
Pomona CA USD GO	5.600%	8/1/2016 (1)(ETM)	1,000	1,179
Pomona CA USD GO	7.500%	8/1/2017 (1)(ETM)	2,540	3,461
Port of Oakland CA Rev.	5.625%	11/1/2011 (3)	9,260	10,144
Port of Oakland CA Rev.	5.400%	11/1/2017 (1)	16,705	17,939
Port of Oakland CA Rev.	5.500%	11/1/2017 (1)	4,350	4,620
Rancho CA Water Dist. Finance Auth. Rev.	5.875%	11/1/2010 (3)	3,585	3,702
Rancho Mirage CA Joint Powers Financing Auth. Rev.
(Eisenhower Medical Center)	5.625%	7/1/2034	12,000	12,793

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/2021 (1)	$2,650	$2,827
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2026 (1)	2,905	3,121
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2033 (1)	3,000	3,190
Riverside County CA Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp.)	0.000%	6/1/2013 (1)	5,000	3,656
Riverside County CA Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp.)	0.000%	6/1/2014 (1)	2,000	1,383
Riverside County CA Asset Leasing Corp. Leasehold Rev.
(Riverside County Hosp.)	0.000%	6/1/2015 (1)	2,000	1,310
Sacramento CA County Sanitation Dist. Financing Auth.	5.000%	12/1/2035 (2)	15,000	15,956
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/2014 (2)	9,750	11,141
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/2020 (2)	6,785	7,913
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/2019 (2)	6,000	7,238
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/2020 (2)	15,850	19,418
Sacramento County CA
(Administration Center & Courthouse) VRDO	3.030%	6/7/2005 LOC	6,755	6,755
Sacramento County CA Airport Rev.	5.250%	7/1/2018 (4)	2,305	2,533
Sacramento County CA Airport Rev.	5.250%	7/1/2018 (4)	1,295	1,382
Sacramento County CA Public Fac. Finance Corp. COP
(Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	5,760	6,173
San Bernardino CA Multifamily Housing Rev.
(Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/2010 (Prere.)	7,000	7,473
San Bernardino County CA Medical Center COP	5.500%	8/1/2005 (1)(Prere.)	12,790	13,103
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	17,915	22,045
San Bernardino County CA Medical Center COP	5.500%	8/1/2022 (1)	8,940	10,544
San Diego CA USD GO	0.000%	7/1/2015 (3)	5,370	3,588
San Diego CA USD GO	0.000%	7/1/2016 (3)	4,565	2,896
San Diego CA USD GO	0.000%	7/1/2018 (3)	9,500	5,410
San Diego CA USD GO	5.500%	7/1/2023 (1)	8,205	9,778
San Diego CA USD GO	5.500%	7/1/2024 (1)	10,000	11,959
San Diego CA USD GO	5.500%	7/1/2025 (1)	4,000	4,786
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2008 (3)(Prere.)	14,290	15,397
San Diego CA Water Auth. Rev. COP	5.000%	5/1/2017	2,300	2,428
San Diego County CA COP	5.250%	10/1/2021	1,485	1,577
San Diego County CA COP	5.000%	2/1/2028 (2)	2,000	2,123
San Diego County CA COP	5.250%	10/1/2028	2,745	2,893
San Diego County CA COP	5.000%	2/1/2030 (2)	2,345	2,485
San Diego County CA COP	5.375%	10/1/2041	8,545	8,980
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/2010 (2)	6,370	7,449
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/2011 (2)	7,455	8,912
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2016 (1)	4,305	4,734
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2018 (1)	4,770	5,233
San Francisco CA City & County International Airport Rev.	5.250%	5/1/2019 (1)	5,020	5,507
San Francisco CA City & County International Airport Rev.	5.125%	5/1/2020 (1)	6,320	6,619
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2021 (1)	12,385	6,142
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2024 (1)	15,000	6,327
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2025 (1)	18,250	7,278
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2030 (1)	7,000	2,127

California Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2031 (1)	$11,950	$3,452
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)	5,930	6,846
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)(ETM)	2,915	3,382
San Jose CA Redev. Agency	5.000%	8/1/2018 (1)	1,525	1,644
San Juan CA USD GO	0.000%	8/1/2013 (4)	2,220	1,639
San Juan CA USD GO	0.000%	8/1/2014 (4)	2,610	1,828
San Juan CA USD GO	0.000%	8/1/2016 (4)	2,000	1,265
San Juan CA USD GO	0.000%	8/1/2018 (4)	1,785	1,014
San Juan CA USD GO	0.000%	8/1/2019 (4)	2,210	1,191
San Juan CA USD GO	0.000%	8/1/2020 (4)	4,930	2,521
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2019	2,575	2,756
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2020	1,000	1,071
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/2021	2,635	2,831
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/2013 (1)	14,560	17,137
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/1/2021 (1)	3,500	3,894
San Ramon Valley CA USD GO	0.000%	7/1/2009 (3)	4,895	4,319
San Ramon Valley CA USD GO	0.000%	7/1/2010 (3)	7,050	5,984
San Ramon Valley CA USD GO	0.000%	7/1/2012 (3)	6,645	5,150
San Ramon Valley CA USD GO	0.000%	7/1/2013 (3)	7,430	5,507
San Ramon Valley CA USD GO	0.000%	7/1/2014 (3)	8,290	5,827
San Ramon Valley CA USD GO	0.000%	7/1/2015 (3)	5,605	3,745
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/2016 (1)	5,345	6,510
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/2017 (1)	2,000	2,456
Santa Clara CA Electric Rev.	5.250%	7/1/2019 (1)	2,200	2,441
Santa Clara CA Electric Rev.	5.250%	7/1/2020 (1)	1,550	1,720
Santa Clara CA Electric Rev.	5.000%	7/1/2021 (1)	4,895	5,302
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	7,000	7,838
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2013 (2)	5,050	5,625
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2014 (2)	5,325	5,931
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/2015 (2)	5,620	6,226
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/2006 (2)	11,000	11,376
Santa Monica-Malibu CA USD Rev.	0.000%	8/1/2020 (3)	6,715	3,429
Santa Rosa CA Waste Water Rev.	6.000%	7/2/2015 (2)	7,000	8,170
Santa Rosa CA Waste Water Rev.	6.000%	9/1/2015 (3)	5,580	6,534
Solano County CA COP	5.250%	11/1/2019 (1)	3,785	4,191
Solano County CA COP	5.250%	11/1/2021 (1)	3,770	4,110
Southern California Public Power Auth. Rev.
(Transmission Project)	5.750%	7/1/2021 (1)	220	221
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	2.900%	6/7/2005 (4)	1,000	1,000
Ukiah CA Electric Rev.	6.000%	6/1/2008 (1)	2,910	3,085
Ukiah CA Electric Rev.	6.250%	6/1/2018 (1)	6,000	7,219
Union CA Elementary School Dist. GO	0.000%	9/1/2015 (3)	3,860	2,557
Union CA Elementary School Dist. GO	0.000%	9/1/2016 (3)	1,500	943
Union CA Elementary School Dist. GO	0.000%	9/1/2017 (3)	2,295	1,366
Union CA Elementary School Dist. GO	0.000%	9/1/2018 (3)	1,630	919
Union CA Elementary School Dist. GO	0.000%	9/1/2019 (3)	1,750	937
Union CA Elementary School Dist. GO	0.000%	9/1/2020 (3)	2,300	1,169
Union CA Elementary School Dist. GO	0.000%	9/1/2021 (3)	2,000	963
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2018 (4)	3,695	4,014

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2019 (4)	$3,000	$3,259
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/2019 (3)	5,000	5,569
Walnut Valley CA USD	6.000%	8/1/2012 (2)(ETM)	1,790	2,107
Walnut Valley CA USD	6.000%	8/1/2013 (2)(ETM)	1,980	2,353
Walnut Valley CA USD	6.000%	8/1/2014 (2)(ETM)	2,205	2,633
Walnut Valley CA USD	6.000%	8/1/2015 (2)(ETM)	2,470	2,976
Walnut Valley CA USD	6.000%	8/1/2016 (2)(ETM)	2,690	3,268
West Contra Costa CA USD	0.000%	8/1/2030 (3)	6,235	1,848
West Contra Costa CA USD	0.000%	8/1/2031 (3)	6,670	1,879
West Contra Costa CA USD	0.000%	8/1/2032 (3)	7,650	2,054
West Contra Costa CA USD	0.000%	8/1/2033 (3)	9,780	2,488
West Contra Costa CA USD	0.000%	8/1/2034 (3)	10,270	2,488
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/2007 (1)	4,260	4,533
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/2008 (1)	3,530	3,852
Yuba City CA USD	0.000%	9/1/2015 (3)	1,870	1,244
Yuba City CA USD	0.000%	9/1/2017 (3)	2,060	1,232
Yuba City CA USD	0.000%	9/1/2019 (3)	2,270	1,221
Outside California:
Guam International Airport Auth. Rev.	5.000%	10/1/2009 (1)	5,720	6,097
Puerto Rico GO	5.500%	7/1/2016 (1)	10,000	11,723
Puerto Rico GO	5.500%	7/1/2019 (4)	10,000	11,877
Puerto Rico GO	5.500%	7/1/2019 (2)	6,500	7,704
Puerto Rico Govt. Dev. Bank VRDO	2.850%	6/7/2005 (1)	500	500
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2010	5,000	5,438
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.900%	6/7/2005 (2)	9,300	9,300
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	16,000	17,733
Univ. of Puerto Rico Rev.	5.375%	6/1/2030 (1)	14,795	14,968

TOTAL MUNICIPAL BONDS
(Cost $1,991,227)	2,152,496

OTHER ASSETS AND LIABILITIES (0.9%)

Other Assets—Note B	34,124
Liabilities	(15,013)

	19,111

NET ASSETS (100%)	$2,171,607

^See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 48.

California Long-Term Tax-Exempt Fund	Amount (000)

AT MAY 31, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$2,024,458
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(14,120)
Unrealized Appreciation
Investment Securities	161,269

NET ASSETS	$2,171,607

Investor Shares—Net Assets
Applicable to 107,415,141 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,276,488

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$11.88

Admiral Shares—Net Assets
Applicable to 75,323,253 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$895,119

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$11.88

See Note D in Notes to Financial Statements for the tax-basis components of net assets

KEY TO ABBREVIATIONS
ARS—Auction Rate Security.	Scheduled principal and interest payments are guaranteed by:
BAN—Bond Anticipation Note.	(1) MBIA (Municipal Bond Insurance Association).
COP—Certificate of Participation.	(2) AMBAC (Ambac Assurance Corporation).
CP—Commercial Paper.	(3) FGIC (Financial Guaranty Insurance Company).
FR—Floating Rate.	(4) FSA (Financial Security Assurance).
GAN—Grant Anticipation Note.	(5) BIGI (Bond Investors Guaranty Insurance).
GO—General Obligation Bond.	(6) Connie Lee Inc.
IDA—Industrial Development Authority Bond.	(7) FHA (Federal Housing Authority).
IDR—Industrial Development Revenue Bond.	(8) CapMAC (Capital Markets Assurance Corporation).
PCR—Pollution Control Revenue Bond.	(9) American Capital Access Financial Guaranty Corporation.
PUT—Put Option Obligation.	(10) XL Capital Assurance Inc.
RAN—Revenue Anticipation Note.	(11) CIFG (CDC IXIS Financial Guaranty).
TAN—Tax Anticipation Note.	The insurance does not guarantee the market value of the
TOB—Tender Option Bond.	municipal bonds.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.	LOC—Scheduled principal and interest payments are guaranteed
USD—United School District.	by bank letter of credit.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

	California Tax-Exempt Money Market Fund	California Intermediate-Term Tax-Exempt Fund	California Long-Term Tax-Exempt Fund

	Six Months Ended May 31, 2005

	(000)	(000)	(000)

INVESTMENT INCOME
Income
Interest	$53,358	$53,433	$48,449

Total Income	53,358	53,433	48,449

Expenses
The Vanguard Group—Note B
Investment Advisory Services	274	146	114
Management and Administrative
Investor Shares	2,483	952	833
Admiral Shares	—	335	250
Marketing and Distribution
Investor Shares	452	135	93
Admiral Shares	—	88	46
Custodian Fees	14	10	8
Shareholders' Reports
Investor Shares	13	7	6
Admiral Shares	—	1	1
Trustees' Fees and Expenses	4	2	2

Total Expenses	3,240	1,676	1,353
Expenses Paid Indirectly—Note C	—	(43)	(41)

Net Expenses	3,240	1,633	1,312

NET INVESTMENT INCOME	50,118	51,800	47,137

REALIZED NET GAIN (LOSS)
Investment Securities Sold	(127)	3,487	5,520
Futures Contracts	—	(587)	(4,706)

REALIZED NET GAIN (LOSS)	(127)	2,900	814

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	—	1,754	33,348
Futures Contracts	—	1,266	951

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	—	3,020	34,299

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$49,991	$57,720	$82,250

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions—Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions—Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	California Tax-Exempt Money Market Fund		California Intermediate-Term Tax-Exempt Fund
	Six Months Ended May 31, 2005 (000)	Year Ended Nov. 30, 2004 (000)	Six Months Ended May 31, 2005 (000)	Year Ended Nov. 30, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$50,118	$45,330	$51,800	$98,710
Realized Net Gain (Loss)	(127)	(17)	2,900	(671)
Change in Unrealized Appreciation (Depreciation)	—	—	3,020	(44,107)

Net Increase (Decrease) in Net Assets
Resulting from Operations	49,991	45,313	57,720	53,932

Distributions
Net Investment Income
Investor Shares	(50,118)	(45,330)	(29,448)	(58,006)
Admiral Shares	—	—	(22,352)	(40,704)
Realized Capital Gain*
Investor Shares	—	—	—	(15,465)
Admiral Shares	—	—	—	(10,059)

Total Distributions	(50,118)	(45,330)	(51,800)	(124,234)

Capital Share Transactions—Note F
Investor Shares	968,343	791,065	(26,251)	51,231
Admiral Shares	—	—	158,755	146,447

Net Increase (Decrease) from
Capital Share Transactions	968,343	791,065	132,504	197,678

Total Increase (Decrease)	968,216	791,048	138,424	127,376

Net Assets
Beginning of Period	4,757,782	3,966,734	2,582,532	2,455,156

End of Period	$5,725,998	$4,757,782	$2,720,956	$2,582,532

*	Includes fiscal 2004 short-term gain distributions by the California Intermediate-Term Tax-Exempt Fund totaling $10,020,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

55

	California Long-Term Tax-Exempt Fund
	Six Months Ended May 31, 2005 (000)	Year Ended Nov. 30, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$47,137	$91,499
Realized Net Gain (Loss)	814	11,968
Change in Unrealized Appreciation (Depreciation)	34,299	(39,802)

Net Increase (Decrease) in Net Assets
Resulting from Operations	82,250	63,665

Distributions
Net Investment Income
Investor Shares	(29,075)	(58,396)
Admiral Shares	(18,062)	(33,103)
Realized Capital Gain*
Investor Shares	(5,692)	(10,843)
Admiral Shares	(3,347)	(5,876)

Total Distributions	(56,176)	(108,218)

Capital Share Transactions—Note F
Investor Shares	(12,469)	15,023
Admiral Shares	142,279	52,445

Net Increase (Decrease) from
Capital Share Transactions	129,810	67,468

Total Increase (Decrease)	155,884	22,915

Net Assets
Beginning of Period	2,015,723	1,992,808

End of Period	$2,171,607	$2,015,723

*	Includes fiscal 2005 and 2004 short-term gain distributions by the California Long-Term Tax-Exempt Fund totaling $0 and $1,580,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

California Tax-Exempt Money Market Fund

Six Months Ended May 31,		Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.010	.010	.009	.013	.025	.034
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—

Total from Investment Operations	.010	.010	.009	.013	.025	.034

Distributions
Dividends from Net Investment Income	(.010)	(.010)	(.009)	(.013)	(.025)	(.034)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.010)	(.010)	(.009)	(.013)	(.025)	(.034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.97%	1.05%	0.91%	1.33%	2.57%	3.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,726	$4,758	$3,967	$3,594	$2,774	$2,718
Ratio of Total Expenses to Average Net Assets	0.13%*	0.13%	0.17%	0.17%	0.18%	0.17%
Ratio of Net Investment Income to Average
Net Assets	1.96%*	1.06%	0.90%	1.32%	2.54%	3.38%

*Annualized

California Intermediate-Term Tax-Exempt Fund Investor Shares

Six Months Ended May 31,		Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$11.15	$11.44	$11.29	$11.12	$10.82	$10.50

Investment Operations
Net Investment Income	.216	.440	.454	.472	.493	.498
Net Realized and Unrealized Gain (Loss) on Investments	.020	(.171)	.188	.170	.300	.320

Total from Investment Operations	.236	.269	.642	.642	.793	.818

Distributions
Dividends from Net Investment Income	(.216)	(.440)	(.454)	(.472)	(.493)	(.498)
Distributions from Realized Capital Gains	—	(.119)	(.038)	—	—	—

Total Distributions	(.216)	(.559)	(.492)	(.472)	(.493)	(.498)

Net Asset Value, End of Period	$11.17	$11.15	$11.44	$11.29	$11.12	$10.82

Total Return	2.13%	2.41%	5.78%	5.88%	7.44%	7.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,477	$1,500	$1,490	$1,630	$1,646	$1,704
Ratio of Total Expenses to Average Net Assets	0.16%*	0.15%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.88%*	3.91%	3.99%	4.19%	4.44%	4.70%
Portfolio Turnover Rate	16%*	14%	21%	23%	23%	14%

*Annualized

California Intermediate-Term Tax-Exempt Fund Admiral Shares

Six Months Ended May 31,		Year Ended November 30,			Nov.12* to Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.15	$11.44	$11.29	$11.12	$11.36

Investment Operations
Net Investment Income	.220	.446	.461	.477	.024
Net Realized and Unrealized Gain (Loss) on Investments	.020	(.171)	.188	.170	(.240)

Total from Investment Operations	.240	.275	.649	.647	(.216)

Distributions
Dividends from Net Investment Income	(.220)	(.446)	(.461)	(.477)	(.024)
Distributions from Realized Capital Gains	—	(.119)	(.038)	—	—

Total Distributions	(.220)	(.565)	(.499)	(.477)	(.024)

Net Asset Value, End of Period	$11.17	$11.15	$11.44	$11.29	$11.12

Total Return	2.17%	2.47%	5.84%	5.93%	-1.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,244	$1,082	$966	$961	$458
Ratio of Total Expenses to Average Net Assets	0.09%**	0.09%	0.11%	0.13%	0.12%**
Ratio of Net Investment Income to Average Net Assets	3.95%**	3.97%	4.05%	4.21%	4.37%**
Portfolio Turnover Rate	16%**	14%	21%	23%	23%

*Inception
**Annualized

FINANCIAL HIGHLIGHTS (CONTINUED)

California Long-Term Tax-Exempt Fund Investor Shares
Six Months Ended May 31,		Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$11.74	$12.00	$11.76	$11.70	$11.40	$10.81

Investment Operations
Net Investment Income	.265	.545	.542	.554	.568	.576
Net Realized and Unrealized Gain (Loss) on Investments	.193	(.158)	.261	.060	.300	.590

Total from Investment Operations	.458	.387	.803	.614	.868	1.166

Distributions
Dividends from Net Investment Income	(.265)	(.545)	(.542)	(.554)	(.568)	(.576)
Distributions from Realized Capital Gains	(.053)	(.102)	(.021)	—	.—	.—

Total Distributions	(.318)	(.647)	(.563)	(.554)	(.568)	(.576)

Net Asset Value, End of Period	$11.88	$11.74	$12.00	$11.76	$11.70	$11.40

Total Return	3.95%	3.32%	6.95%	5.36%	7.75%	11.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,276	$1,273	$1,286	$1,449	$1,589	$1,735
Ratio of Total Expenses to Average Net Assets	0.16%*	0.15%	0.17%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	4.50%*	4.56%	4.58%	4.72%	4.87%	5.23%
Portfolio Turnover Rate	14%*	26%	18%	27%	26%	27%

*Annualized

California Long-Term Tax-Exempt Fund Admiral Shares
Six Months Ended May 31,		Year Ended November 30,			Nov.12* to Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.74	$12.00	$11.76	$11.70	$11.99

Investment Operations
Net Investment Income	.269	.551	.549	.560	.028
Net Realized and Unrealized Gain (Loss) on Investments	.193	(.158)	.261	.060	(.290)

Total from Investment Operations	.462	.393	.810	.620	(.262)

Distributions
Dividends from Net Investment Income	(.269)	(.551)	(.549)	(.560)	(.028)
Distributions from Realized Capital Gains	(.053)	(.102)	(.021)	—	—

Total Distributions	(.322)	(.653)	(.570)	(.560)	(.028)

Net Asset Value, End of Period	$11.88	$11.74	$12.00	$11.76	$11.70

Total Return	3.98%	3.37%	7.01%	5.41%	-2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$895	$743	$707	$670	$398
Ratio of Total Expenses to Average Net Assets	0.09%**	0.09%	0.11%	0.13%	0.13%**
Ratio of Net Investment Income to Average Net Assets	4.57%**	4.61%	4.64%	4.76%	4.85%**
Portfolio Turnover Rate	14%**	26%	18%	27%	26%

*Inception
**Annualized

NOTES TO FINANCIAL STATEMENTS

Vanguard California Tax-Exempt Funds comprise the California Tax-Exempt Money Market Fund, California Intermediate-Term Tax-Exempt Fund, and California Long-Term Tax-Exempt Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California.

The Intermediate-Term and Long-Term Tax-Exempt Funds each offer two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds’ minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.	Security Valuation: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.	Futures Contracts: The Intermediate-Term and Long-Term Tax-Exempt Funds may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds.

The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.	Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.	Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5.	Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

California Tax-Exempt Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's

Money Market	$679	0.01%	0.68%
Intermediate-Term	344	0.01	0.34
Long-Term	270	0.01	0.27

The funds’ trustees and officers are also directors and officers of Vanguard.

C. The funds’ investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds’ management and administrative expenses. For the six months ended May 31, 2005, these arrangements reduced expenses by:

California Tax-Exempt Fund	Expense Reduction (000)

Intermediate-Term	$43
Long-Term	41

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2004, the Intermediate-Term Tax-Exempt Fund had available realized losses of $4,253,000 to offset future net capital gains through November 30, 2012.

The Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds had realized losses totaling $14,927,000 and $15,884,000, respectively, through November 30, 2004, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2005, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

	(000)
California Tax-Exempt Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)

Intermediate-Term	$81,217	$(4,045)	$77,172
Long-Term	145,923	(538)	145,385

At May 31, 2005, the aggregate settlement value of open futures contracts expiring through September 2005 and the related unrealized appreciation (depreciation) were:

		(000)
California Tax-Exempt Fund/Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Intermediate-Term
10-Year U.S. Treasury Note	885	$100,240	$(114)
30-Year U.S. Treasury Bond	160	18,790	(92)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2005, purchases and sales of investment securities other than temporary cash investments were:

	(000)
California Tax-Exempt Fund	Purchases	Sales

Intermediate-Term	$410,248	$205,801
Long-Term	268,227	142,318

F. Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2005		Year Ended November 30, 2004
California Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Money Market
Issued	$3,218,011	3,218,011	$4,356,731	4,356,731
Issued in Lieu of Cash Distributions	47,316	47,316	42,929	42,929
Redeemed	(2,296,984)	(2,296,984)	(3,608,595)	(3,608,595)

Net Increase (Decrease)	968,343	968,343	791,065	791,065

Intermediate-Term
Investor Shares
Issued	$250,289	22,410	$462,235	41,053
Issued in Lieu of Cash Distributions	23,828	2,136	60,339	5,364
Redeemed	(300,368)	(26,935)	(471,343)	(41,989)

Net Increase (Decrease)—Investor Shares	(26,251)	(2,389)	51,231	4,428

Admiral Shares
Issued	279,598	25,067	427,440	37,828
Issued in Lieu of Cash Distributions	15,427	1,383	36,890	3,279
Redeemed	(136,270)	(12,220)	(317,883)	(28,418)

Net Increase (Decrease)—Admiral Shares	158,755	14,230	146,447	12,689

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	Six Months Ended May 31, 2005		Year Ended November 30, 2004
California Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Long-Term
Investor Shares
Issued	$140,899	11,921	$245,554	20,864
Issued in Lieu of Cash Distributions	25,171	2,131	49,808	4,216
Redeemed	(178,539)	(15,111)	(280,339)	(23,792)

Net Increase (Decrease)—Investor Shares	(12,469)	(1,059)	15,023	1,288

Admiral Shares
Issued	183,402	15,522	185,684	15,687
Issued in Lieu of Cash Distributions	14,214	1,203	25,618	2,168
Redeemed	(55,337)	(4,688)	(158,857)	(13,463)

Net Increase (Decrease)—Admiral Shares	142,279	12,037	52,445	4,392

ABOUT YOUR FUND'S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

Six Months Ended May 31, 2005
California Tax-Exempt Fund	Beginning Account Value 11/30/2004	Ending Account Value 5/31/2005	Expenses Paid During Period*

Based on Actual Fund Return
Money Market	$1,000.00	$1,009.74	$0.65
Intermediate-Term
Investor Shares	1,000.00	1,021.35	0.81
Admiral Shares	1,000.00	1,021.70	0.45
Long-Term
Investor Shares	1,000.00	1,039.45	0.81
Admiral Shares	1,000.00	1,039.81	0.46

Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.28	$0.66
Intermediate-Term
Investor Shares	1,000.00	1,024.13	0.81
Admiral Shares	1,000.00	1,024.48	0.45
Long-Term
Investor Shares	1,000.00	1,024.13	0.81
Admiral Shares	1,000.00	1,024.48	0.45

*	These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.13%; for the California Intermediate-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Based on hypothetical 5% yearly return.This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

ABOUT YOUR FUND’S EXPENSES (CONTINUED)

Note that the expenses shown in the table on page 59 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of the Vanguard California Tax-Exempt Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $580 billion in assets (stocks and bonds). Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” section of this report.

COST

The funds’ expense ratios were far below the average expense ratios charged by funds in the respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the Vanguard California Tax-Exempt Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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INVEST WITH VANGUARD FOR YOUR RETIREMENT

Vanguard offers low-cost, high-quality solutions that combine a variety of investment choices to help you achieve your retirement goals.

A Vanguard traditional IRA enables you to make deductible or nondeductible contributions that can grow tax-deferred until you take distributions in retirement, while a Vanguard Roth IRA allows you to make nondeductible contributions with tax-free withdrawals when you take qualified distributions.

With either type of Vanguard IRA®, your investment options include:

• Vanguard mutual funds

Select from our comprehensive lineup of more than 70 low-cost mutual funds suitable for retirement investing—all with no sales commissions—to help you reach your retirement goals. We offer a broad selection of stock, bond, balanced, and money market funds.

• Vanguard Target Retirement Funds

Choose a single, all-in-one portfolio that is professionally managed and well diversified. It automatically shifts from a more aggressive to a more conservative asset allocation as your target retirement date approaches, so you can leave the time-consuming details of portfolio management to Vanguard.

• Other investment options

Consolidate and build your portfolio in a single account that provides access to the universe of stocks, bonds, options, certificates of deposit (CDs), exchange-traded funds (ETFs), and non-Vanguard mutual funds through Vanguard Brokerage Services®.

ROLLOVER OPTIONS

When you change jobs or retire, you can take greater control of your investments by rolling over your assets in an employer-sponsored retirement plan to a Vanguard IRA. To initiate a rollover, visit Vanguard.com, where you can complete our easy online application. You can also print out the application and mail it to us—or call a Vanguard retirement specialist at 800-205-6189.

For more information, visit www.vanguard.com, or call 800-662-7447 for Vanguard funds and 800-992-8327 for non-Vanguard funds offered through Vanguard Brokerage Services, to obtain a prospectus. Investment objectives, risks, charges, expenses, and other important information are contained in the prospectus; read and consider it carefully before investing.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600 Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard Brokerage Services, Vanguard.com, Vanguard IRA, Admiral, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling Vanguard at 800-662-2739. They are also available from the SEC's website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942-8090. Information about your fund is also available on the SEC's website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.	World Wide Web
www.vanguard.com

Fund Information
800-662-7447

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© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q752 072005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. See File Number 002-14336, filed on December 20, 2004.
Incorporated by Reference.